Undiscovered Managers
BEHAVIORAL GROWTH FUND

Undiscovered Managers
BEHAVIORAL VALUE FUND

Undiscovered Managers
BEHAVIORAL LONG/SHORT FUND

Undiscovered Managers
REIT FUND

Undiscovered Managers
SPECIAL SMALL CAP FUND

Undiscovered Managers
SMALL CAP VALUE FUND

Undiscovered Managers
HIDDEN VALUE FUND

Undiscovered Managers
CORE EQUITY FUND

UM SMALL CAP GROWTH FUND

UM INTERNATIONAL SMALL CAP EQUITY FUND

UM INTERNATIONAL EQUITY FUND


Semi-Annual Report

UNDISCOVERED MANAGERS


February 28th, 2001

UNDISCOVERED MANAGERS(TM)

--------------------------------------------------------------------------------

UNDISCOVERED MANAGERS(TM)

INVESTMENT ADVISER
Undiscovered Managers, LLC
700 North Pearl Street, Suite 1700
Dallas, Texas 75201

DISTRIBUTOR
PFPC Distributors Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

CUSTODIANS
The Bank of New York
One Wall Street
New York, New York 10286

Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

The report and the financial statements contained herein are submitted for the general information of the share- holders of Undiscovered Managers Funds. The report is not authorized for distribution to prospective investors in Undiscovered Managers Funds unless preceded or accompanied by the current prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


To Our Shareholders:

Undiscovered Managers Funds saw positive developments over several areas of its business despite the volatility of the markets during the past six months.

First, we launched a new fund, Undiscovered Managers Small Cap Growth Fund, sub-advised by Mazama Capital Management. Mazama, like all of our sub-advisors, has an excellent record of investing institutionally, managing more than $680 million for companies such as Northern Trust of Connecticut and Ascension Health.*

Second, the performance of our funds continues to be solid. Value has returned to favor recently, and three of our value funds outperformed their benchmarks over the past six months (9/1/00 - 2/28/01). The Behavioral Value Fund returned (0.08)% versus the Russell 2000 Value Index, which returned (0.75)%. The Hidden Value Fund returned 0.03% while the Russell Midcap Value Index sank (7.34)%, and the Small Cap Value Fund returned 2.00% versus the Russell 2000 Index, which returned 1.23%.**

In addition, the Behavioral Value Fund crossed $25 million in assets and can now be found in the newspaper under the "UM Funds" heading with the ticker UBVLX.

Each of these accomplishments signals the continued growth of Undiscovered Managers Funds. It has been especially rewarding to witness this growth against the backdrop of a tumultuous season in the market. All of our achievements have been the result of a unified goal of institutional money management. We sincerely thank our shareholders, sub-advisors and all of our employees for their loyal support of Undiscovered Managers Funds.

Sincerely,


/s/ MARK P. HURLEY
Mark P. Hurley
Chairman and Chief Executive Officer
Undiscovered Managers, LLC

* The inclusion of a client on this list does not imply that the client endorses or recommends Mazama Capital Management, Inc. as an investment advisor. The clients listed were chosen based on client size and sophistication.

** For the period ending 3/31/01

                                                Average Annual Returns (Institutional Class Shares)
                                                                                        Since
                                                     1 Year            3 Year         Inception
                                                     ------            ------         ---------
Behavioral Value Fund                                17.52%               --            26.78%
Hidden Value Fund                                    17.09%             2.26%            4.34%
Small Cap Value Fund***                              27.31%             8.74%           10.73%

*** The Fund also has Investor Class shares, which over the relevant period, would have had lower total returns than the Funds Institutional Class shares due to higher fees and expenses.


--------------------------------------------------------------------------------

BEHAVIORAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)
                                                     UNDISCOVERED MANAGERS FUNDS

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                          -------------
COMMON STOCKS--99.92%.....................................

         ADVERTISING--3.05%
 84,900  TMP Worldwide, Inc.* ............................      $   4,441,331
                                                                -------------

         BROADCAST, RADIO & TV--2.21%
149,000  Westwood One, Inc.* .............................          3,209,460
                                                                -------------

         BUILDING & Construction--3.08%
 89,100  Shaw Group, Inc.* ...............................          4,482,621
                                                                -------------

         CHEMICALS--1.43%
 34,400  Cabot Microelectronics Corp.* ...................          2,083,350
                                                                -------------

         COMMERCIAL SERVICES--0.02%
  2,500  Wireless Facilities, Inc.* ......................             33,750
                                                                -------------

         COMPUTER HARDWARE & Software--14.08%
104,600  Aspen Technology, Inc.* .........................          2,726,137
183,900  FileNET Corp.* ..................................          4,045,800
451,400  Informix Corp.* .................................          3,216,225
 51,100  Inrange Technologies Corp., Class B* ............            728,175
 42,300  NetIQ Corp.* ....................................          1,332,450
354,800  Read-Rite Corp.* ................................          2,738,613
291,200  Sybase, Inc.* ...................................          5,714,800
                                                                -------------
                                                                   20,502,200
                                                                -------------

         CONSULTING SERVICES--1.12%
 63,600  IntraNet Solutions, Inc.* .......................          1,629,750
                                                                -------------

         ELECTRONICS--12.76%
113,900  Arrow Electronics, Inc.* ........................          3,120,860
185,200  AVX Corp. .......................................          3,298,412
262,000  Semtech Corp.* ..................................          6,566,375
183,900  Varian, Inc.* ...................................          5,597,456
                                                                -------------
                                                                   18,583,103
                                                                -------------

         HEALTH CARE SERVICES--7.02%
 52,900  Quest Diagnostics, Inc.* ........................          5,575,660
 77,200  Trigon Healthcare, Inc.* ........................          4,646,668
                                                                -------------
                                                                   10,222,328
                                                                -------------

         HOTELS & Casinos--6.61%
141,400  Extended Stay America, Inc.* ....................          2,092,720
 78,500  International Game Technology* ..................          4,239,000
122,408  MGM Mirage, Inc. ................................          3,290,327
                                                                -------------
                                                                    9,622,047
                                                                -------------

         INTERNET SOFTWARE--4.47%
204,800  AsiaInfo Holdings, Inc.* ........................          2,572,800
 77,100  MatrixOne, Inc.* ................................          1,874,494
                                                                -------------
                                                                    4,447,294
                                                                -------------


                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                          -------------
         MEDICAL PRODUCTS--15.87%
 43,500  Allergan, Inc. ..................................      $   3,782,325
 63,900  Aurora Biosciences Corp* ........................          1,166,175
 50,000  Invitrogen Corp.* ...............................          4,025,000
 68,000  Universal Health Services, Inc., Class B* .......          6,103,000
120,800  Varian Medical Systems, Inc. ....................          8,021,120
                                                                -------------
                                                                   23,097,620
                                                                -------------

         METALS--4.08%
154,100  Precision Castparts Corp. .......................          5,940,555
                                                                -------------

         PUBLISHING--2.37%
 80,800  Scholastic Corp.* ...............................          3,454,200
                                                                -------------

         RETAIL--8.60%
120,600  American Eagle Outfitters, Inc.* ................          4,198,388
235,100  Oakley, Inc.* ...................................          3,949,680
 87,400  Reebok International Ltd.* ......................          2,237,440
 67,200  Wet Seal, Inc., Class A* ........................          2,133,600
                                                                -------------
                                                                   12,519,108
                                                                -------------

         SEMICONDUCTORS--4.70%
 94,200  Coherent, Inc.* .................................          3,944,625
 57,200  GlobeSpan, Inc.* ................................          1,144,000
 96,800  TriQuint Semiconductor, Inc.* ...................          1,760,550
                                                                -------------
                                                                    6,849,175
                                                                -------------

         TELECOMMUNICATIONS--8.45%
 92,000  Harris Corp. ....................................          2,310,120
268,500  Luminent, Inc.* .................................          1,476,750
104,400  Scientific-Atlanta, Inc. ........................          4,896,360
105,000  Spectrian Corp.* ................................          1,535,625
211,300  Western Multiplex Corp., Class A* ...............          2,086,588
                                                                -------------
                                                                   12,305,443
                                                                -------------

TOTAL COMMON STOCKS
(Cost $150,871,032) ......................................        145,475,310
                                                                -------------


TOTAL INVESTMENTS--99.92%
(Cost $150,871,032).......................................        145,475,310
                                                                -------------


NET OTHER ASSETS AND LIABILITIES--0.08%...................            116,106
                                                                -------------

NET ASSETS--100.00%.......................................      $ 145,591,416
                                                                =============


----------
* Non-income producing security


4                      See Notes to Financial Statements

BEHAVIORAL VALUE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)
                                                     UNDISCOVERED MANAGERS FUNDS

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                            ----------
COMMON STOCKS--94.31%

         ADVERTISING-3.24%
 19,600  ADVO, Inc. .......................................       $  791,840
 68,500  Digital Generation Systems, Inc.* ................          162,688
                                                                  ----------
                                                                     954,528
                                                                  ----------

         AIRLINES/AIR TRANSPORTATION--0.85%
 23,400  America West Holdings Corp., Class B* ............          250,380
                                                                  ----------

         AUTOMOBILE--1.52%
 88,600  Titan International, Inc. ........................          448,316
                                                                  ----------

         BROADCAST, RADIO & TV--1.49%
 18,624  USA Networks, Inc.* ..............................          438,828
                                                                  ----------

         BUSINESS SERVICES--2.00%
 35,738  Edgewater Technology, Inc.* ......................          140,718
 23,200  Harland (John H.) Co. ............................          417,600
    913  kforce.com, Inc.* ................................            3,082
  7,000  Labor Ready, Inc.* ...............................           28,000
                                                                  ----------
                                                                     589,400
                                                                  ----------

         CHEMICALS--3.72%
 81,800  Airgas, Inc.* ....................................          663,398
 17,000  Engelhard Corp. ..................................          406,810
  3,400  Uniroyal Technology Corp.* .......................           22,525
                                                                  ----------
                                                                   1,092,733
                                                                  ----------

         COMPUTER HARDWARE & SOFTWARE--5.13%
 60,400  CompuCom Systems, Inc.* ..........................          147,225
260,800  Epicor Software Corp.* ...........................          513,450
 34,600  Mentor Graphics Corp.* ...........................          847,700
                                                                  ----------
                                                                   1,508,375
                                                                  ----------

         CONSUMER PRODUCTS--1.25%
 47,300  Central Garden & Pet Co.* ........................          366,575
                                                                  ----------

         DISTRIBUTION--1.04%
244,300  CellStar Corp.* ..................................          305,375
                                                                  ----------

         DIVERSIFIED--1.93%
 81,000  Griffon Corp.* ...................................          567,000
                                                                  ----------

         ELECTRONICS--6.17%
 71,300  Checkpoint Systems, Inc.* ........................          645,265
 16,000  Cirrus Logic, Inc.* ..............................          288,000
 17,200  Digi International, Inc.* ........................          102,125
  8,000  Integrated Device Technology, Inc.* ..............          231,500
 32,000  Three-Five Systems, Inc.* ........................          548,160
                                                                  ----------
                                                                   1,815,050
                                                                  ----------

         ENTERTAINMENT--2.79%
 19,300  Aldila, Inc.* ....................................           34,981
 21,900  Callaway Golf Co. ................................          526,695
 26,500  Topps Company, Inc.* .............................          258,375
                                                                  ----------
                                                                     820,051
                                                                  ----------


                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                            ----------
FINANCIAL SERVICES--14.53%
 11,900  Bank United Corp., Rights* .......................       $    4,091
 25,100  Doral Financial Corp. ............................          716,919
 32,100  First American Corp. .............................          975,840
 43,100  Gold Banc Corp., Inc. ............................          309,781
 19,500  infoUSA, Inc.* ...................................           92,625
 37,846  Republic Bancorp, Inc. ...........................          468,344
 10,550  PMI Group, Inc. ..................................          590,905
 33,200  Profit Recovery Group International, Inc.* .......          235,512
  4,500  21st Century Insurance Group .....................           84,735
 15,470  Washington Mutual, Inc. ..........................          794,694
                                                                  ----------
                                                                   4,273,446
                                                                  ----------

         FOOD & BEVERAGE--0.40%
  9,900  Lance, Inc. ......................................          116,944
                                                                  ----------

         HEALTH CARE SERVICES--3.02%
 41,700  Caremark Rx, Inc.* ...............................          583,800
  7,800  PacifiCare Health Systems, Inc.* .................          305,175
                                                                  ----------
                                                                     888,975
                                                                  ----------

         MANUFACTURING--8.26%
 49,900  Foamex International, Inc.* ......................          286,925
 16,300  Lincoln Electric Holdings, Inc. ..................          338,225
 17,600  McDermott International, Inc.* ...................          227,920
 64,100  RTI International Metals, Inc.* ..................        1,032,010
 12,900  Stanley Works ....................................          448,920
 21,700  UNOVA, Inc.* .....................................           96,348
                                                                  ----------
                                                                   2,430,348
                                                                  ----------

         MEDICAL INFORMATION SYSTEMS--0.64%
 31,500  Per-Se Technologies, Inc.* .......................          189,000
                                                                   ---------

         MEDICAL PRODUCTS--6.65%
 12,750  IVAX Corp. .......................................          478,125
  8,900  LCA-Vision, Inc.* ................................           24,475
 27,800  Owens & Minor, Inc. ..............................          415,888
 21,500  Perrigo Co.* .....................................          217,688
 89,000  Sola International, Inc.* ........................          818,800
                                                                   ---------
                                                                   1,954,976
                                                                   ---------

         OIL, GAS & PETROLEUM--13.19%
 32,200  Global Industries, Ltd.* .........................          438,725
104,000  Newpark Resources, Inc.* .........................          826,800
103,400  OMI Corp.* .......................................          761,024
 20,000  Pennzoil-Quaker State Co. ........................          278,800
 19,800  Rowan Companies, Inc.* ...........................          565,290
 53,900  Seitel, Inc.* ....................................        1,007,930
                                                                   ---------
                                                                   3,878,569
                                                                   ---------

         RESTAURANTS--2.84%
  8,400  Darden Restaurants, Inc. .........................          182,532
 22,500  RARE Hospitality International, Inc.* ............          653,906
                                                                   ---------
                                                                     836,438
                                                                   ---------


                   See Notes to Financial Statements                         5

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                            -----------
RETAIL--10.94%
 11,000  Footstar, Inc.* ..................................       $   484,330
 30,300  Gadzooks, Inc.* ..................................           634,406
 23,300  PETsMART, Inc.* ..................................            81,550
 62,300  Pier 1 Imports, Inc. .............................           809,900
 19,200  Saks, Inc.* ......................................           230,400
  5,612  The Limited, Inc. ................................            99,052
 62,900  Unifi, Inc.* .....................................           434,010
 40,300  Venator Group, Inc. ..............................           443,703
                                                                  -----------
                                                                    3,217,351
                                                                  -----------

         SEMICONDUCTORS--1.74%
 22,800  BE Aerospace* ....................................           511,575
                                                                  -----------

         TELECOMMUNICATIONS--0.03%
    800  Davox Corp.* .....................................             8,250
                                                                  -----------

         TRANSPORTATION--0.94%
 10,000  Overseas Shipholding Group, Inc. .................           275,000
                                                                  -----------


TOTAL COMMON STOCKS
(Cost $22,718,081).........................................        27,737,483
                                                                  -----------

TOTAL INVESTMENTS--94.31%
(Cost $22,718,081).........................................        27,737,483
                                                                  -----------

NET OTHER ASSETS AND LIABILITIES--5.69%....................         1,673,861
                                                                  -----------

NET ASSETS--100.00%........................................       $29,411,344
                                                                  ===========



----------
* Non-income producing security


6                      See Notes to Financial Statements

BEHAVIORAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
REPURCHASE AGREEMENTS--26.44%

$561,177 Bear Stearns, 5.36%, due 03/01/01+                        $  561,177
                                                                   ----------
         (Cost $561,177)

TOTAL INVESTMENTS--26.44%
(Cost $561,177)............................................           561,177
                                                                   ----------

NET OTHER ASSETS AND LIABILITIES--73.56%...................         1,561,456
                                                                   ----------

NET ASSETS--100.00%........................................         2,122,633
                                                                   ==========



----------
+   Collateralized by $650,000 par value, 6.46%, due 06/25/23, value
$575,977 Federal Agency Obligations.


                       See Notes to Financial Statements                      7

REIT FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                            -----------
COMMON STOCKS--97.03%

         APARTMENTS--20.33%
120,500  Archstone Communities Trust ......................       $ 2,953,455
 88,300  Avalonbay Communities, Inc. ......................         4,193,367
 20,200  Equity Residential Properties Trust ..............         1,052,420
 40,400  Home Properties of New York, Inc. ................         1,088,780
 25,800  Post Properties, Inc. ............................           941,700
 36,300  Smith (Charles E.) Residential Realty, Inc. ......         1,573,605
 64,500  Summit Properties, Inc. ..........................         1,510,590
                                                                  -----------
                                                                   13,313,917
                                                                  -----------

         DIVERSIFIED--7.96%
 39,600  Duke-Weeks Realty Corp. ..........................           906,840
 76,900  Spieker Properties, Inc. .........................         4,304,862
                                                                  -----------
                                                                    5,211,702
                                                                  -----------

         HOTELS, LODGING & Restaurants--6.38%
155,500  Host Marriott Corp. ..............................         1,962,410
 46,600  LaSalle Hotel Properties .........................           747,930
 42,100  Starwood Hotels and Resorts Worldwide, Inc. ......         1,469,290
                                                                  -----------
                                                                    4,179,630
                                                                  -----------

         INDUSTRIAL--10.79%
113,400  AMB Property Corp. ...............................         2,802,114
 29,600  CenterPoint Properties Corp. .....................         1,363,080
 25,400  Prentiss Properties Trust ........................           627,380
 85,400  ProLogis Trust ...................................         1,752,408
 19,200  PS Business Parks, Inc. ..........................           523,200
                                                                  -----------
                                                                    7,068,182
                                                                  -----------

         MANUFACTURED HOMES--5.92%
 41,900  Chateau Communities, Inc. ........................         1,296,386
 93,600  Manufactured Home Communities, Inc. ..............         2,583,360
                                                                  -----------
                                                                    3,879,746
                                                                  -----------

         NEIGHBORHOOD SHOPPING CENTERS--7.87%
 22,600  Kimco Realty Corp. ...............................           945,810
111,200  Vornado Realty Trust .............................         4,204,472
                                                                  -----------
                                                                    5,150,282
                                                                  -----------

         OFFICE PROPERTIES--21.14%
 51,100  Alexandria Real Estate Equities, Inc. ............         1,940,267
 96,600  Boston Properties, Inc. ..........................         3,896,844
 51,800  CarrAmerica Realty Corp. .........................         1,548,820
 52,800  Cousins Properties, Inc. .........................         1,366,464
117,700  Equity Office Properties Trust ...................         3,392,114
 64,400  Kilroy Realty Corp. ..............................         1,699,516
                                                                  -----------
                                                                   13,844,025
                                                                  -----------

         OUTLET CENTERS--4.71%
 74,600  Chelsea Property Group, Inc. .....................         3,083,218
                                                                  -----------

         REGIONAL MALLS--6.14%
 66,200  General Growth Properties, Inc. ..................         2,234,912
 31,300  Macerich Co. .....................................           649,162
 98,300  Taubman Centers, Inc. ............................         1,135,365
                                                                  -----------
                                                                    4,019,439
                                                                  -----------

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                            -----------
         STORAGE--5.79%
 74,800  Shurgard Storage Centers Inc., Class A ...........       $ 1,872,244
 64,400  Storage USA, Inc. ................................         1,919,120
                                                                  -----------
                                                                    3,791,364
                                                                  -----------

TOTAL COMMON STOCKS
(Cost $56,813,396).........................................        63,541,505
                                                                  -----------

TOTAL INVESTMENTS--97.03%
(Cost $56,813,396).........................................        63,541,505
                                                                  -----------

NET OTHER ASSETS AND LIABILITIES--2.97%....................         1,941,811
                                                                  -----------

NET ASSETS--100.00%........................................       $65,483,316
                                                                  ===========


8                      See Notes to Financial Statements

SPECIAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
COMMON STOCKS--99.24%

         ADVERTISING--1.93%
23,400   Ventiv Health, Inc.* .............................        $  378,788
                                                                   ----------

         AUTOMOBILE--10.31%
35,800   Midas, Inc. ......................................           464,326
 6,500   Strattec Security Corp.* .........................           212,875
18,600   TBC Corp.* .......................................           130,200
76,800   Tenneco Automotive, Inc* .........................           241,920
                                                                   ----------
                                                                    1,854,300
                                                                   ----------

         BANKS--1.31%
10,900   First Bankcorp ...................................           257,240
                                                                   ----------

         BITUMINOUS COAL LIGNITE MINING--0.66%
 6,600   Massey Energy Company ............................           129,624
                                                                   ----------

         CAPITAL GOODS--5.80%
15,800   Hardinge, Inc. ...................................           203,425
15,800   Lawson Products, Inc. ............................           382,163
31,900   Royal Appliance Manufacturing Co.* ...............           138,765
49,400   U.S. Industries, Inc. ............................           412,490
                                                                   ----------
                                                                    1,136,843
                                                                   ----------

         CHEMICALS--7.10%
39,200   IMC Global, Inc. .................................           539,000
 8,200   NCH Corp. ........................................           404,096
34,000   Octel Corp.* .....................................           448,120
                                                                   ----------
                                                                    1,391,216
                                                                   ----------

         COMPUTER HARDWARE & SOFTWARE--0.12%
 1,000   Electronics For Imaging, Inc.* ...................            24,437
                                                                   ----------

         CONSUMER PRODUCTS--7.49%
37,400   Interstate Bakeries Corp. ........................           611,864
58,200   Wolverine World Wide, Inc. .......................           856,122
                                                                   ----------
                                                                    1,467,986
                                                                   ----------

         DISTRIBUTION--3.66%
28,600   United Stationers, Inc.* .........................           716,787
                                                                   ----------

         ELECTRONICS--3.49%
12,200   ESCO Electronics Corp.* ..........................           263,276
37,500   MagneTek, Inc.* ..................................           420,000
                                                                   ----------
                                                                      683,276
                                                                   ----------

         ENERGY & UTILITIES--4.23%
36,900   Castle Energy Corp. ..............................           221,400
47,600   El Paso Electric Co.* ............................           606,900
                                                                   ----------
                                                                      828,300
                                                                   ----------

         ENGINEERING--1.28%
  6,600  Fluor Corp.*  Dividend Yield 1.7% ................           251,592
                                                                   ----------

         FINANCIAL SERVICES--7.30%
25,618   ADVANTA Corp., Class A ...........................           339,438
33,400   PFF Bancorp, Inc.* Dividend Yield 1.0% ...........           826,650
12,430   Sterling Bankcorp ................................           264,138
                                                                   ----------
                                                                    1,430,226
                                                                   ----------

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           ------------
         HEALTH CARE SERVICES--3.44%
14,500   Corvel Corp.* ....................................      $    514,750
                                                                 ------------

         HOUSEHOLD PRODUCTS--0.40%
 2,500   Libbey, Inc. .....................................            79,125
                                                                 ------------

         INSURANCE--6.95%
27,200   FPIC Insurance Group, Inc.* ......................           261,800
26,300   Horace Mann Educators Corp. ......................           437,106
25,200   Penn-America Group, Inc. .........................           234,360
19,200   Presidential Life Corp. ..........................           297,600
                                                                 ------------
                                                                    1,230,866
                                                                 ------------

         MACHINERY--2.35%
23,200   Milacron, Inc. ...................................           460,752
                                                                 ------------

         OIL, GAS & PETROLEUM--1.58%
18,400   Nuevo Energy Co * ................................           310,960
                                                                 ------------

         PAPER & RELATED PRODUCTS--1.44%
37,600   Wausau-Mosinee Paper Corp. .......................           426,384
                                                                 ------------

         REAL ESTATE DEVELOPMENT--1.15%
12,300   Avatar Holding, Inc.* ............................           270,600
                                                                 ------------

         REAL ESTATE INVESTMENT TRUST--7.26%
 22,600  Highwoods Properties, Inc. .......................           562,740
 10,200  Koger Equity, Inc. ...............................           157,284
 15,500  Mid-America Apartment Communities, Inc. ..........           337,900
 16,800  Tanger Factory Outlet Centers, Inc. ..............           365,400
                                                                 ------------
                                                                    1,423,324
                                                                 ------------

         RETAIL--9.44%
 25,500  Dress Barn, Inc.* ................................           596,062
 24,600  Regis Corp. ......................................           365,925
 74,200  Stein Mart, Inc.* ................................           709,538
 21,300  Whitehall Jewellers, Inc.* .......................           178,707
                                                                 ------------
                                                                    1,850,232
                                                                 ------------

         TRANSPORTATION--16.52%
 45,100  Arnold Industries, Inc. ..........................           749,787
 20,500  Landstar System, Inc.* ...........................         1,364,531
  7,100  USFreightways Corp. ..............................           226,313
 29,800  Wisconsin Central Transportation Corp.* ..........           473,075
  8,900  Xtra Corp.* ......................................           424,619
                                                                 ------------
                                                                    3,238,325
                                                                 ------------

TOTAL COMMON STOCKS
(Cost $18,160,113) .........................................       19,550,954
                                                                 ------------

TOTAL INVESTMENTS--99.6%
(Cost $18,160,113) .........................................       19,550,954
                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--0.27% ....................           53,352
                                                                 ------------

NET ASSETS--100.00% ........................................     $ 19,604,306
                                                                 ============


----------
*  Non-income producing security



                       See Notes to Financial Statements                       9

SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------

COMMON STOCKS--91.68%

         ADVERTISING--2.33%
 32,100  True North Communications, Inc. ..................      $  1,235,850
                                                                 ------------

         AIRLINES/AIR TRANSPORTATION--0.65%
 12,000  Alaska Air Group, Inc.* ..........................           342,960
                                                                 ------------

         BASIC INDUSTRIES--0.44%
 25,400  RPM, Inc. ........................................           234,188
                                                                 ------------

         BASIC MATERIALS--5.91%
 35,000  AptarGroup, Inc. .................................         1,004,500
 70,000  Intermet Corp. ...................................           236,250
 43,500  Pentair, Inc. ....................................         1,204,950
 27,000  Reliance Steel & Aluminum Co. ....................           691,200
                                                                 ------------
                                                                    3,136,900
                                                                 ------------

         BUILDING & CONSTRUCTION--1.11%
 30,000  NCI Building Systems, Inc.* ......................           588,000
                                                                 ------------

         CHEMICALS--4.08%
 60,000  Airgas, Inc.* ....................................           486,600
 20,000  Cambrex Corp. ....................................           834,200
 36,000  Ferro Corp. ......................................           845,640
                                                                 ------------
                                                                    2,166,440
                                                                 ------------

         COMPUTER HARDWARE & SOFTWARE--3.82%
 35,000  Adaptec, Inc.* ...................................           382,812
 32,000  CACI International, Inc., Class A* ...............           872,000
 20,000  Printronix, Inc.* ................................           140,000
 43,300  Progress Software Corp.* .........................           635,969
                                                                 ------------
                                                                    2,030,781
                                                                 ------------

         CONGLOMERATES--5.16%
 25,000  Lancaster Colony Corp. ...........................           737,500
 45,000  Stewart & Stevenson Services, Inc. ...............         1,158,750
 50,000  United Dominion Industries, Ltd. .................           847,500
                                                                 ------------
                                                                    2,743,750
                                                                 ------------

         CONSUMER PRODUCTS--2.34%
 25,000  Coachmen Industries, Inc. ........................           280,000
 50,000  Rayovac Corp.* ...................................           965,000
                                                                 ------------
                                                                    1,245,000
                                                                 ------------

         ELECTRONICS--9.83%
 25,000  Arrow Electronics, Inc.* .........................           685,000
 25,000  CTS Corp. ........................................           855,000
 36,000  Diebold, Inc. ....................................           999,000
 20,000  Helix Technology Corp. ...........................           475,000
 60,000  Innovex, Inc.* ...................................           408,750
 30,000  Park Electrochemical Corp. .......................           885,000
 40,000  Quixote Corp. ....................................           915,000
                                                                 ------------
                                                                    5,222,750
                                                                 ------------

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
         FINANCIAL SERVICES--12.97%
 10,000  Centura Banks, Inc. ..............................      $    504,100
 50,000  Columbia Banking System, Inc.* ...................           737,500
 40,000  First Merit Corp. ................................         1,042,500
  6,600  Global Payments, Inc.* ...........................           125,400
 45,800  Prosperity Bancshares, Inc. ......................         1,019,050
 51,310  Republic Bancorp, Inc. ...........................           634,961
 11,000  SJNB Financial Corp. .............................           424,188
141,000  Sovereign Bancorp, Inc. ..........................         1,255,781
 47,000  Viad Corp. .......................................         1,146,330
                                                                 ------------
                                                                    6,889,810
                                                                 ------------

         FOOD & BEVERAGE--4.06%
  6,800  Boston Beer Co., Inc., Class A* ..................            66,640
 30,000  Corn Products International, Inc. ................           762,000
 30,000  Hormel Foods Corp. ...............................           645,000
 14,000  Suiza Foods Corp.* ...............................           685,580
                                                                 ------------
                                                                    2,159,220
                                                                 ------------

         FURNITURE--3.84%
 36,500  Furniture Brands International, Inc* .............           896,075
 21,000  Hon Industries, Inc. .............................           521,850
 47,600  Pier 1 Imports, Inc. .............................           618,800
                                                                 ------------
                                                                    2,036,725
                                                                 ------------

         INSURANCE--2.24%
 16,000  RenaissanceRe Holdings, Ltd. .....................         1,189,600
                                                                 ------------

         MACHINERY--2.89%
 50,000  Kulicke & Soffa Industries, Inc.* ................           575,000
 34,000  Manitowoc Co., Inc. ..............................           958,800
                                                                 ------------
                                                                    1,533,800
                                                                 ------------

         MEDICAL PRODUCTS--1.42%
 20,000  DENTSPLY International, Inc. .....................           752,500
                                                                 ------------

         OIL , GAS & PETROLEUM--8.27%
 25,000  Cabot Oil & Gas Corp., Class A ...................           677,500
 55,000  Key Production Co., Inc.* ........................         1,160,500
 34,000  Tom Brown, Inc.* .................................         1,136,875
 30,000  Trico Marine Services, Inc.*  ....................           440,625
 50,000  Vintage Petroleum, Inc. ..........................           974,500
                                                                 ------------
                                                                    4,390,000
                                                                 ------------

         PAPER & RELATED PRODUCTS--1.07%
 50,000  Wausau-Mosinee Paper Corp. .......................           567,000
                                                                 ------------

         PUBLISHING--5.65%
 42,000  Banta Corp. ......................................         1,096,620
 22,000  Houghton Mifflin Co. .............................           934,560
 32,000  Valassis Communications, Inc.* ...................           967,360
                                                                 ------------
                                                                    2,998,540
                                                                 ------------


10                     See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
         RESTAURANTS--2.47%
 25,000  Applebee's International,  Inc. ..................      $    765,625
 54,000  Ryan's Family Steak Houses, Inc.* ................           543,375
                                                                 ------------
                                                                    1,309,000
                                                                 ------------

         RETAIL--4.41%
 25,000  Group 1 Automotive, Inc.* ........................           310,000
 55,000  Ross Stores, Inc. ................................         1,155,000
 50,000  Wilsons The Leather Experts, Inc.* ...............           878,125
                                                                 ------------
                                                                    2,343,125
                                                                 ------------

         TELECOMMUNICATIONS--1.90%
 50,000  CommScope, Inc.* .................................         1,007,500
                                                                 ------------

         TRANSPORTATION--4.82%
 80,000  ArvinMeritor, Inc. ...............................         1,228,000
 20,000  Landstar System, Inc.* ...........................         1,331,250
                                                                 ------------
                                                                    2,559,250
                                                                 ------------

TOTAL COMMON STOCKS
(Cost $44,869,527) ........................................        48,682,689
                                                                 ------------

TOTAL INVESTMENTS--91.68%
(Cost $44,869,527) ........................................        48,682,689
                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--8.32% ...................         4,415,431
                                                                 ------------

NET ASSETS--100.00% .......................................      $ 53,098,120
                                                                 ============


----------
*   Non-income producing security




                       See Notes to Financial Statements                      11

HIDDEN VALUE FUND


PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                           ------------
COMMON STOCKS--85.24%

         ADVERTISING--2.73%
 4,000   True North Communications, Inc. ..................      $    154,000
                                                                 ------------

         AEROSPACE & DEFENSE--2.16%
 3,000   Goodrich (B.F.) Co. ..............................           121,320
                                                                 ------------

         AUTOMOBILE--1.80%
 6,000   Dana Corp. .......................................           101,580
                                                                 ------------

         BASIC MATERIALS--2.72%
 3,000   PPG Industries, Inc. .............................           153,300
                                                                 ------------

         BUSINESS SERVICES--2.93%
 7,500   Reynolds & Reynolds Co., Class A .................           164,850
                                                                 ------------

         CAPITAL GOODS--3.11%
 2,000   Crane Co. ........................................            53,300
 3,000   ITT Industries, Inc. .............................           121,650
                                                                 ------------
                                                                      174,950
                                                                 ------------

         COMPUTER HARDWARE & SOFTWARE--1.57%
 5,400   Unisys Corp.* ....................................            88,452
                                                                 ------------

         CONGLOMERATES--1.73%
 2,500   TRW, Inc. ........................................            97,600
                                                                 ------------

         CONSUMER PRODUCTS--2.97%
 5,000   Maytag Corp. .....................................           167,500
                                                                 ------------

         CONTAINERS--2.42%
 4,000   Bemis Co., Inc. ..................................           136,080
                                                                 ------------

         DIVERSIFIED--3.03%
 7,000   Viad Corp. .......................................           170,730
                                                                 ------------

         ELECTRONICS--6.66%
 4,200   Arrow Electronics, Inc.* .........................           115,080
 5,500   Diebold, Inc. ....................................           152,625
 6,000   Vishay Intertechnology, Inc.* ....................           107,640
                                                                 ------------
                                                                      375,345
                                                                 ------------

         FINANCIAL SERVICES--15.62%
 6,300   Charter One Financial, Inc. ......................           179,928
 2,500   Dun & Bradstreet Corp.* ..........................            62,750
 2,000   FleetBoston Financial Corp. ......................            82,500
10,000   Knight Trading Group, Inc.* ......................           162,500
 5,000   Mercantile Bankshares Corp. ......................           193,437
 4,700   SouthTrust Corp. .................................           198,869
                                                                 ------------
                                                                      879,984
                                                                 ------------

         FOOD & BEVERAGE--1.92%
 5,500   ConAgra Foods, Inc. ..............................           108,240
                                                                 ------------

         INSURANCE--2.80%
 3,400   St. Paul Companies, Inc...........................           157,386
                                                                 ------------


                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
         MEDICAL PRODUCTS--2.81%
 4,400   Becton, Dickinson and Co. ........................      $    158,312
                                                                 ------------

         OIL, GAS & PETROLEUM--2.50%
 4,000   Unocal Corp. .....................................           141,040
                                                                 ------------

         PUBLISHING--8.74%
 2,000   Gannett Co., Inc. ................................           132,280
 4,000   Knight-Ridder, Inc. ..............................           239,000
 4,000   Valassis Communications, Inc.* ...................           120,920
                                                                 ------------
                                                                      492,200
                                                                 ------------

         REAL ESTATE INVESTMENT TRUST--2.19%
 4,600   Mack-Cali Realty Corp. ...........................           123,280
                                                                 ------------

         RESTAURANTS--2.64%
 5,600   Outback Steakhouse, Inc.* ........................           148,960
                                                                 ------------

         RETAIL--5.14%
 3,500   BJ's Wholesale Club, Inc.* .......................           159,285
 6,200   Ross Stores, Inc. ................................           130,200
                                                                 ------------
                                                                      289,485
                                                                 ------------

         SEMICONDUCTORS--3.78%
 7,000   LSI Logic Corp.* .................................           112,770
 3,200   Teradyne, Inc.* ..................................            99,936
                                                                 ------------
                                                                      212,706
                                                                 ------------

         TELECOMMUNICATIONS--0.21%
   800   Andrew Corp.* ....................................            12,000
                                                                 ------------

         TRAVEL SERVICES--3.06%
 4,000   Sabre Holdings Corp.* ............................           172,480
                                                                 ------------

TOTAL COMMON STOCKS
(Cost $4,699,078) .........................................         4,801,780
                                                                 ------------

TOTAL INVESTMENTS--85.24%
(Cost $4,699,078) .........................................         4,801,780
                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--14.76% ..................           831,575
                                                                 ------------

NET ASSETS--100.00% .......................................      $  5,633,355
                                                                 ============

----------
* Non-income producing security




12                     See Notes to Financial Statements

CORE EQUITY FUND


PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           ------------
COMMON STOCKS--94.07%

         BANKS--12.36%
 2,800   Bank of America Corp. ............................      $    139,860
 2,800   Bank of New York Co., Inc. .......................           144,984
 2,800   Wells Fargo & Co. ................................           138,992
                                                                 ------------
                                                                      423,836
                                                                 ------------

         BASIC MATERIALS--4.17%
 4,000   Alcoa, Inc. ......................................           143,040
                                                                 ------------

         COMPUTER HARDWARE & Software--2.06%
 3,500   Compaq Computer Corp. ............................            70,700
                                                                 ------------

         CONSUMER PRODUCTS--9.09%
 2,300   Hershey Foods Corp. ..............................           147,407
 2,300   Kimberly-Clark Corp. .............................           164,450
                                                                 ------------
                                                                      311,857
                                                                 ------------

         FINANCIAL SERVICES--10.14%
 2,000   Citigroup, Inc. ..................................            98,360
 2,000   Fannie Mae .......................................           159,400
 1,800   Providian Financial Corp. ........................            90,018
                                                                 ------------
                                                                      347,778
                                                                 ------------

         HEALTH CARE SERVICES--5.04%
 2,800   American Home Products Corp. .....................           172,956
                                                                 ------------

         INSURANCE--8.86%
 2,000   American General Corp. ...........................           152,480
 1,850   American International Group, Inc. ...............           151,330
                                                                 ------------
                                                                      303,810
                                                                 ------------

         MACHINERY--4.80%
 3,800   Ingersoll-Rand Co. ...............................           164,730
                                                                 ------------

         MANUFACTURING--6.46%
 1,800   Illinois Tool Works, Inc. ........................           108,990
 1,000   Minnesota Mining And Manufacturing Co. ...........           112,750
                                                                 ------------
                                                                      221,740
                                                                 ------------

         OFFICE PRODUCTS--4.33%
 2,800   Avery Dennison Corp. .............................           148,400
                                                                 ------------

         OIL, GAS & Petroleum--4.49%
 1,900   Exxon Mobil Corp. ................................           153,995
                                                                 ------------

         RETAIL--13.47%
 3,500   Costco Wholesale Corp.* ..........................           146,125
 2,800   Safeway, Inc.* ...................................           152,068
 4,200   Target Corp. .....................................           163,800
                                                                 ------------
                                                                      461,993
                                                                 ------------

         SEMICONDUCTORS--4.76%
 1,300   Applied Materials Inc.* ..........................            54,925
 3,800   Intel Corp. ......................................           108,538
                                                                 ------------
                                                                      163,463
                                                                 ------------

         TELECOMMUNICATIONS--4.04%
 2,800   Verizon Communications, Inc. .....................           138,600
                                                                 ------------

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
TOTAL COMMON STOCKS
(Cost $2,776,115) .........................................      $  3,226,898
                                                                 ------------

TOTAL INVESTMENTS--94.07%
(Cost $2,776,115) .........................................         3,226,898
                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--5.93% ...................           203,275
                                                                 ------------

NET ASSETS--100.00% .......................................      $  3,430,173
                                                                 ============


----------
*   Non-income producing security



                       See Notes to Financial Statements                      13

SMALL CAP GROWTH FUND


PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
COMMON STOCKS--95.36%

         ADVERTISING--0.37%
  2,750  Getty Images, Inc.* ..............................      $     69,094
                                                                 ------------

         AIRLINES/AIR TRANSPORTATION--0.91%
 68,000  Hawaiian Airlines, Inc.* .........................           170,000
                                                                 ------------

         BASIC MATERIALS--0.88%
  8,100  Maverick Tube Corp.* .............................           164,430
                                                                 ------------

         BIOMEDICAL/GENE--8.76%
 23,600  Gene Logic, Inc.* ................................           473,475
 20,150  Incyte Genomics, Inc.* ...........................           338,772
 10,700  Neose Technologies, Inc.* ........................           334,375
 42,950  Paradigm Genetics, Inc.* .........................           236,225
 35,550  Transgenomic, Inc.* ..............................           248,850
                                                                 ------------
                                                                    1,631,697
                                                                 ------------

         COMPUTER HARDWARE & Software--16.93%
  4,650  Advent Software, Inc.* ...........................           179,025
 25,100  Auspex Systems, Inc.* ............................           120,794
  1,600  Avant! Corp.* ....................................            29,400
  1,950  Avocent Corp.* ...................................            48,506
 14,100  Carreker Corp.* ..................................           232,650
  6,700  Dendrite International, Inc.* ....................           119,344
 10,150  Echelon Corp.* ...................................           168,109
 42,500  Immersion Corp.* .................................           297,500
  1,250  Insight Enterprises, Inc.* .......................            28,359
 45,900  LivePerson, Inc.* ................................            67,416
 37,200  McAfee.com Corp.* ................................           301,088
    900  Mentor Graphics Corp.* ...........................            22,050
 16,250  Moldflow Corp.* ..................................           361,562
 40,150  ONYX Software Corp.* .............................           436,631
 37,850  Red Hat, Inc.* ...................................           243,659
 18,800  Verity, Inc.* ....................................           497,025
                                                                 ------------
                                                                    3,153,118
                                                                 ------------

         ELECTRONICS--5.95%
  1,100  Electro Scientific Industries, Inc.* .............            30,869
  5,350  EMCOR Group, Inc.* ...............................           158,627
 29,950  FEI Co.* .........................................           674,811
 14,750  Sawtek, Inc.* ....................................           243,375
                                                                 ------------
                                                                    1,107,682
                                                                 ------------

         ENTERTAINMENT--7.29%
  7,700  Callaway Golf Co. ................................           185,185
 15,100  JAKKS Pacific, Inc.* .............................           195,356
 22,950  Pixar, Inc.* .....................................           745,875
 25,000  Ticketmaster, Class B* ...........................           232,813
                                                                 ------------
                                                                    1,359,229
                                                                 ------------

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                           ------------
         FINANCIAL SERVICES--9.00%
 17,550  Corillian Corp.* ....................................   $    175,500
 29,500  Digital Insight Corp.* ..............................        390,875
  3,450  Doral Financial Corp. ...............................         98,541
  5,550  FreeMarkets, Inc.* ..................................        101,981
 27,000  Friedman, Billings, Ramsey Group, Inc., Class A* ....        166,050
 20,150  Jupiter Media Metrix, Inc.* .........................         99,491
 14,700  Knight Trading Group, Inc.* .........................        238,875
  7,900  Metris Companies, Inc. ..............................        173,484
  5,150  Pacific Century Financial Corp. .....................        100,219
 18,550  Profit Recovery Group International, Inc.* ..........        131,589
                                                                 ------------
                                                                    1,676,605
                                                                 ------------

         MEDICAL PRODUCTS--16.08%
 16,100  AeroGen, Inc.* ......................................         96,600
 15,400  Alkermes, Inc.* .....................................        477,400
 19,300  Celgene Corp.* ......................................        504,212
 17,700  COR Therapeutics, Inc.* .............................        608,437
 10,750  DUSA Pharmaceuticals, Inc.* .........................        168,137
 10,550  Emisphere Technologies, Inc.* .......................        247,925
  5,500  First Horizon Pharmaceutical Corp.* .................        132,000
  4,050  Molecular Devices Corp.* ............................        272,109
  7,400  Pharmacyclics, Inc.* ................................        283,050
                                                                 ------------
                                                                    2,993,570
                                                                 ------------

         OIL, GAS & PETROLEUM--5.94%
 13,250  Callon Petroleum Co.* ...............................        141,775
 12,800  Core Laboratories N.V.* .............................        305,792
  3,450  Hanover Compressor Co.* .............................        129,375
  2,800  Rowan Companies, Inc.* ..............................         79,940
 19,650  Superior Energy Services, Inc.* .....................        211,238
  4,450  Swift Energy Co.* ...................................        143,290
  2,650  UTI Energy Corp.* ...................................         95,241
                                                                 ------------
                                                                    1,106,651
                                                                 ------------

         REAL ESTATE INVESTMENT TRUST--1.23%
 19,900  Annaly Mortgage Management, Inc. ....................        228,850
                                                                 ------------
         Retail--9.30%
  3,800  Chico's FAS, Inc.* ..................................        157,463
  1,050  Columbia Sportswear Co.* ............................         58,144
 17,500  Kenneth Cole Productions, Inc., Class A* ............        494,375
 24,350  Polo Ralph Lauren Corp.* ............................        713,455
  9,350  Quiksilver, Inc.* ...................................        251,515
  2,900  Too, Inc.* ..........................................         56,115
                                                                 ------------
                                                                    1,731,067
                                                                 ------------

         SEMICONDUCTORS--3.32%
 42,300  OmniVision Technologies, Inc.* ......................        169,200
 19,500  Pixelworks, Inc.* ...................................        274,219
  2,700  Therma-Wave, Inc.* ..................................         29,531
 30,250  Tvia, Inc.* .........................................         64,281
  2,150  Veeco Instruments, Inc.* ............................         81,028
                                                                 ------------
                                                                      618,259
                                                                 ------------


14                     See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                           ------------
         TECHNOLOGY--7.78%
 63,200  Digimarc Corp.* ..................................      $    663,600
 10,000  Entrust Technologies, Inc.*  .....................            80,313
 17,150  Millennium Cell, Inc.* ...........................           156,494
 69,200  NetZero, Inc.* ...................................            60,550
 11,300  Symyx Technologies, Inc.* ........................           312,162
 11,650  WebTrends Corp.* .................................           176,206
                                                                 ------------
                                                                    1,449,325
                                                                 ------------

         TELECOMMUNICATIONS--1.62%
 21,950  Elastic Networks, Inc.* ..........................            76,825
  2,750  Metawave Communications Corp.* ...................            30,422
 11,200  Stanford Microdevices, Inc.* .....................            86,100
  8,050  ViaSat, Inc.* ....................................           107,669
                                                                 ------------
                                                                      301,016
                                                                 ------------

TOTAL COMMON STOCKS
(Cost $19,244,625) ........................................        17,760,593
                                                                 ------------

TOTAL INVESTMENTS--95.36%
(Cost $19,244,625) ........................................        17,760,593
                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--4.64% ...................           864,985
                                                                 ------------

NET ASSETS--100.00% .......................................      $ 18,625,578
                                                                 ============


----------
*   Non-income producing security




                       See Notes to Financial Statements                      15

INTERNATIONAL SMALL CAP EQUITY FUND


PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
COMMON STOCKS--87.15%

         AUSTRIA--3.90%
  9,800  BWT AG ...........................................      $    353,277
  2,200  Pankl Racing Systems AG (Berlin)* ................            91,041
  3,000  Pankl Racing Systems AG (EASDAQ)* ................           122,216
  2,380  Yline Internet Business Services AG* .............            96,323
                                                                 ------------
                                                                      662,857
                                                                 ------------

         BELGIUM--1.11%
  3,250  Creyf's N.V. .....................................            82,190
 11,100  Tele Atlas BV* ...................................            81,661
  3,900  Xeikon N.V. ADR* .................................            24,375
                                                                 ------------
                                                                      188,226
                                                                 ------------

         CZECH REPUBLIC--1.02%
  6,200  Ceske Radiokomunikace GDR* .......................           174,065
                                                                 ------------

         DENMARK--0.87%
    670  NKT Holding A/S ..................................           147,740
                                                                 ------------

         FINLAND--0.23%
  1,500  TietoEnator Oyj ..................................            39,313
                                                                 ------------

         FRANCE--7.30%
  1,570  Belvedere SA .....................................            16,315
 18,000  Elior* ...........................................           244,818
 10,890  Infogrames Entertainment SA*  ....................           165,240
 21,321  Publicis SA ......................................           707,811
 10,221  Publicis SA-CVG* .................................            23,404
  2,300  Sidel SA .........................................            82,700
                                                                 ------------
                                                                    1,240,288
                                                                 ------------

         GERMANY--2.78%
  3,300  Rhoen-Klinikum AG ................................           208,788
 12,500  Senator Entertainment AG* ........................            67,246
 10,670  Vossloh AG .......................................           197,226
                                                                 ------------
                                                                      473,260
                                                                 ------------

         GREECE--0.04%
  1,800  Ideal Group SA* ..................................             7,052
                                                                 ------------

         HONG KONG--1.21%
 90,000  Asia Satellite Telecommunications
         Holdings, Ltd. ...................................           204,818
                                                                 ------------

         ITALY--2.55%
  5,900  Banca Popolare Commercio e Industria Scrl ........            88,439
 23,750  Brembo S.p.A. ....................................           225,396
 13,500  Carraro S.p.A. ...................................            36,251
 21,475  Ferretti S.p.A.* .................................            82,746
                                                                 ------------
                                                                      432,832
                                                                 ------------


                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                           ------------
         JAPAN--28.81%
 47,000  Asia Securities Printing Co., Ltd. ...............      $    480,856
 13,200  Aucnet, Inc. .....................................           315,114
  6,000  Bandai Co., Ltd. .................................           220,989
  3,500  Colin Corp. ......................................           256,627
 39,000  Daifuku Co., Ltd. ................................           210,477
  3,100  Dentsu Tec, Inc. .................................           196,639
  5,000  Diamond Computer Service Co., Ltd. ...............            42,544
  6,000  Doutor Coffee Co., Ltd. ..........................           370,873
 14,500  Happinet Corp. ...................................           211,645
 24,000  Japan Airport Terminal Co., Ltd. .................           227,537
  2,000  Konami Co., Ltd. .................................            84,405
  4,000  Lasertec Corp. ...................................            56,952
  8,040  Megane Top Co., Ltd. .............................           101,450
  6,000  Meitec Corp. .....................................           178,019
  7,000  Mimasu Semiconductor
         Industry Co., Ltd. ...............................            71,975
 19,000  Ministop Co., Ltd. ...............................           323,981
  4,000  Moshi Moshi Hotline, Inc. ........................           402,077
 14,880  Paltek Corp. .....................................           258,803
     10  Paris Miki, Inc. .................................               249
 12,000  Secom Techno Service Co., Ltd. ...................           266,005
  6,000  Ushio, Inc. ......................................            77,346
 12,500  Wilson Learning Worldwide, Inc. ..................           319,718
 25,000  Woodland Corp. ...................................           223,802
                                                                 ------------
                                                                    4,898,083
                                                                 ------------

         NETHERLANDS--11.23%
  7,940  Fugro N.V. .......................................           530,833
  8,000  Internoc Holding N.V.* ...........................             5,812
  4,235  Koninklijke Frans Maas Groep N.V. ................           126,962
  8,000  Landis Group N.V.* ...............................           102,628
 10,700  Pharming Group N.V.* .............................            98,398
  9,300  Prolion Holding N.V.* ............................            80,392
 10,400  QIAGEN N.V.* .....................................           289,787
 16,600  Scala Business Solutions N.V.* ...................            31,294
 22,000  United Services Group N.V. .......................           465,322
 14,000  Vedior N.V. ......................................           177,668
                                                                 ------------
                                                                    1,909,096
                                                                 ------------

         POLAND--0.28%
  3,100  Prokom Software SA GDR ...........................            47,120
                                                                 ------------

         SINGAPORE--1.78%
590,000  Informatics Holdings, Ltd. .......................           302,718
                                                                 ------------

         SPAIN--1.10%
  5,200  Funespana SA .....................................            27,496
 12,820  Prosegur, CIA de Seguridad SA ....................           150,904
    900  Sol Melia SA .....................................             9,104
                                                                 ------------
                                                                      187,504
                                                                 ------------

         SWEDEN--3.60%
 29,350  AU-System AB* ....................................           120,842
 19,000  IBS AB* ..........................................            44,039
 10,000  Nobel Biocare AB .................................           366,995
  8,000  Semcon AB ........................................            80,922
                                                                 ------------
                                                                      612,798
                                                                 ------------


16                     See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                           ------------
         SWITZERLAND--12.89%
  2,650  Charles Voegele Holding AG .......................      $    312,483
    530  Gretag-Macbeth Holding AG ........................           124,360
    660  Kuoni Reisen Holding AG ..........................           305,393
    440  PubliGroupe SA ...................................           189,147
    900  Selecta Group ....................................           285,332
    960  SEZ Holding AG ...................................           616,160
  1,000  Swisslog Holding AG ..............................           358,233
                                                                 ------------
                                                                    2,191,108
                                                                 ------------

         UNITED KINGDOM--5.94%
  8,100  Autonomy Corp. Plc* ..............................           164,142
 81,000  Cordiant Communications Group Plc ................           318,354
 60,316  Corporate Services Group Plc* ....................            39,365
  9,971  Filtronic Plc ....................................            49,975
  7,700  Granger Telecom Plc GDR* .........................             5,390
 45,000  International Quantum Epitaxy Plc* ...............           117,000
 63,600  Knowledge Management Software Plc* ...............            54,351
 20,000  Psion Plc ........................................            44,567
106,000  Scoot.com Plc* ...................................            78,353
  3,100  SurfControl Plc ADR* .............................           130,200
  5,200  Torridon Plc GDR* ................................             8,840
                                                                 ------------
                                                                    1,010,537
                                                                 ------------

         UNITED STATES--0.51%
 30,000  Uproar, Inc.* ....................................            87,455
                                                                 ------------

TOTAL COMMON STOCKS
(Cost $17,718,607) ........................................        14,816,870
                                                                 ------------

TOTAL INVESTMENTS--87.15%
(Cost $17,718,607) ........................................        14,816,870
                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--12.85% ..................         2,184,760
                                                                 ------------

NET ASSETS--100.00% .......................................       $17,001,630
                                                                 ============



----------
*     Non-income producing security
ADR   American Depository Receipt
GDR   Global Depository Receipt



                       See Notes to Financial Statements                      17

INTERNATIONAL EQUITY FUND


PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
COMMON STOCKS--94.76%

         BELGIUM--1.48%
  4,530  Fortis ...........................................      $    130,890
                                                                 ------------

         BRAZIL--0.90%
  3,300  Telesp Celular Participacoes SA ADR ..............            79,200
                                                                 ------------

         DENMARK--1.77%
    795  Novo Nordisk A/S, Class B ........................           156,206
                                                                 ------------

         FINLAND--1.62%
  4,645  Nokia Oyj ........................................           105,081
  3,460  Sonera Oyj .......................................            37,514
                                                                 ------------
                                                                      142,595
                                                                 ------------

         FRANCE--14.87%
  1,850  Alcatel SA .......................................            71,964
  2,870  Aventis SA .......................................           231,728
    770  Cap Gemini SA ....................................           134,822
  2,850  CNP Assurances ...................................            91,783
    675  Compagnie de Saint-Gobain ........................           103,042
    520  Essilor International SA .........................           159,239
    770  Sidel SA .........................................            27,687
  1,920  Total Fina Elf SA ................................           271,027
  3,479  Vivendi Universal SA .............................           219,473
                                                                 ------------
                                                                    1,310,765
                                                                 ------------

         GERMANY--6.25%
  2,470  Deutsche Telekom AG ..............................            59,966
    545  Fresenius AG .....................................           135,821
    800  SAP AG ...........................................           125,802
  1,300  Siemens AG .......................................           150,871
  2,400  Volkswagen AG ....................................            78,682
                                                                 ------------
                                                                      551,142
                                                                 ------------

         HONG KONG--1.49%
 15,000  China Mobile, Ltd.* ..............................            82,120
 60,000  Legend Holdings, Ltd. ............................            49,233
                                                                 ------------
                                                                      131,353
                                                                 ------------

         ITALY--7.71%
 10,400  Alleanza Assicurazioni ...........................           156,083
 12,450  San Paolo-IMI S.p.A. .............................           189,483
 14,200  Telecom Italia S.p.A. ............................           147,822
 38,400  UniCredito Italiano S.p.A. .......................           186,452
                                                                 ------------
                                                                      679,840
                                                                 ------------


                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
         JAPAN--16.59%
  2,600  Asatsu-DK, Inc. ..................................      $     64,063
    100  Bellsystem24, Inc. ...............................            37,514
  2,000  Canon, Inc. ......................................            65,137
  2,500  FamilyMart Co., Ltd. .............................            44,334
  3,000  Honda Motor Co., Ltd. ............................           117,400
  1,000  Hoya Corp. .......................................            69,059
    800  Matsushita Communication
         Industrial Co., Ltd. .............................            58,453
 10,000  Mitsui Fudosan Co., Ltd. .........................            96,597
    800  Murata Manufacturing Co., Ltd. ...................            66,365
  7,000  NEC Corp. ........................................           113,931
  7,000  Nomura Securities Co., Ltd. ......................           137,564
      8  NTT DoCoMo, Inc. .................................           138,459
  7,000  Sanwa Bank, Ltd. .................................            49,475
  2,000  Secom Co., Ltd. ..................................           120,896
  1,000  Shin-Etsu Chemical Co., Ltd. .....................            35,382
  1,900  Sony Corp. .......................................           136,882
  6,000  Sumitomo Bank, Ltd. ..............................            59,391
  4,000  Ushio, Inc. ......................................            51,564
                                                                 ------------
                                                                    1,462,466
                                                                 ------------

         NETHERLANDS--11.28%
  3,800  ASM Lithography Holding N.V.* ....................            82,855
  5,875  Buhrmann N.V. ....................................           177,208
    990  Gucci Group N.V. .................................            87,855
  2,500  ING Groep N.V. ...................................           172,541
  2,300  Koninklijke Numico N.V. ..........................            96,237
  7,423  Koninklijke (Royal)
         Philips Electronics N.V. .........................           244,175
  5,686  TNT Post Group N.V. ..............................           133,912
                                                                 ------------
                                                                      994,783
                                                                 ------------

         SINGAPORE--0.96%
  7,500  DBS Group Holdings, Ltd. .........................            84,702
                                                                 ------------

         SWEDEN--3.12%
  8,800  ForeningsSparbanken AB (Swedbank) ................           120,326
 13,500  Skandia Forsakrings AB ...........................           154,397
                                                                 ------------
                                                                      274,723
                                                                 ------------

         SWITZERLAND--7.67%
     28  Compagnie Financiere
         Richemont AG, Class A ............................            68,876
     98  Nestle SA ........................................           214,444
     13  Roche Holding AG .................................           111,768
    130  Selecta Group ....................................            41,215
  1,510  UBS AG ...........................................           239,813
                                                                 ------------
                                                                      676,116
                                                                 ------------


18                     See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2001 (UNAUDITED)

                                                     UNDISCOVERED MANAGERS FUNDS

                                                                     VALUE
SHARES                                                              (NOTE 2)
------                                                             ----------
         UNITED KINGDOM--19.05%
 17,100  Cadbury Schweppes Plc ............................      $    111,233
 42,500  Chubb Plc* .......................................            91,334
 11,640  Compass Group Plc* ...............................            92,672
  5,544  GlaxoSmithKline Plc* .............................           152,327
 11,640  Granada Plc* .....................................            32,402
 44,000  Invensys Plc .....................................            98,524
 26,150  Lloyds TSB Group Plc .............................           247,420
 21,500  National Grid Group Plc ..........................           181,717
 32,400  Shell Transport & Trading Co. Plc ................           268,702
106,216  Vodafone Group Plc ...............................           287,626
  9,900  WPP Group Plc ....................................           115,944
                                                                 ------------
                                                                    1,679,901
                                                                 ------------

TOTAL COMMON STOCKS
(Cost $8,524,852) .........................................         8,354,682
                                                                 ------------

TOTAL INVESTMENTS--94.76%
(Cost $8,524,852) .........................................         8,354,682
                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--5.24% ...................           462,063
                                                                 ------------

NET ASSETS--100.00% .......................................      $  8,816,745
                                                                 ============

----------
*   Non-income producing security
ADR American Depository Receipt




                       See Notes to Financial Statements                      19

STATEMENTS OF ASSETS AND LIABILITIES                 UNDISCOVERED MANAGERS FUNDS

February 28, 2001 (Unaudited)


                                                                                     BEHAVIORAL        BEHAVIORAL
                                                                                    GROWTH FUND        VALUE FUND
                                                                                   --------------    --------------
ASSETS:
  Investments:
      Investments at cost ......................................................   $  150,871,032    $   22,718,081
      Net unrealized appreciation (depreciation) ...............................       (5,395,722)        5,019,402
                                                                                   --------------    --------------
           Total investments at value ..........................................      145,475,310        27,737,483
  Cash .........................................................................               --         1,741,209
  Deposit with broker for securities sold short ................................               --                --
  Receivables:
      Investments sold .........................................................        2,162,692           110,327
      Fund shares sold .........................................................          178,258            41,970
      Dividends and interest ...................................................           26,696            15,672
  Due from Advisor .............................................................           19,926             7,117
  Organization costs ...........................................................           11,682                --
  Prepaid expenses and other assets ............................................               --                --
                                                                                   --------------    --------------
           Total Assets ........................................................      147,874,564        29,653,778
                                                                                   --------------    --------------

LIABILITIES:
  Payables:
      Investments purchased ....................................................        1,416,075           154,850
      Fund shares redeemed .....................................................          359,855            17,426
      Dividends ................................................................               --                --
      Investment advisory fees - net ...........................................          121,544            23,304
      Service and distribution fees ............................................            4,378                --
      Administration fees ......................................................           31,985             5,549
      Accrued expenses and other payables ......................................          349,311            41,305
                                                                                   --------------    --------------
           Total Liabilities ...................................................        2,283,148           242,434
                                                                                   --------------    --------------
NET ASSETS .....................................................................   $  145,591,416    $   29,411,344
                                                                                   ==============    ==============

NET ASSETS CONSIST OF:
    Paid-in capital (no par value) .............................................   $  206,035,994    $   25,227,849
    Undistributed net investment income (loss) .................................       (1,171,829)          (63,096)
    Accumulated net realized gain (loss) on investments and foreign currency ...      (53,877,027)         (772,811)
    Net unrealized appreciation (depreciation) on investments
        and foreign currency ...................................................       (5,395,722)        5,019,402
                                                                                   --------------    --------------
TOTAL NET ASSETS ...............................................................   $  145,591,416    $   29,411,344
                                                                                   ==============    ==============
SHARES OF BENEFICIAL INTEREST
  Institutional Class:
  Net Assets ...................................................................   $  133,448,558    $   29,411,344
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ...............................................        8,089,432         1,468,500
                                                                                   --------------    --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................   $        16.50    $        20.03
                                                                                   ==============    ==============

  Investor Class:
  Net Assets ...................................................................   $   10,832,889               N/A
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ...............................................          662,271               N/A
                                                                                   --------------    --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................   $        16.36               N/A
                                                                                   ==============    ==============

  C Class:
  Net Assets ...................................................................   $    1,309,969               N/A
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ...............................................           81,023               N/A
                                                                                   --------------    --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................   $        16.17               N/A
                                                                                   ==============    ==============
  MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%) .................................   $        16.33               N/A
                                                                                   ==============    ==============

                                                                                      BEHAVIORAL         REIT
                                                                                   LONG/SHORT FUND       FUND
                                                                                   ---------------  --------------
ASSETS:
  Investments:
      Investments at cost ......................................................   $      561,177   $   56,813,396
      Net unrealized appreciation (depreciation) ...............................               --        6,728,109
                                                                                   --------------   --------------
           Total investments at value ..........................................          561,177       63,541,505
  Cash .........................................................................           23,815        2,420,095
  Deposit with broker for securities sold short ................................        1,438,787               --
  Receivables:
      Investments sold .........................................................        1,587,207           26,499
      Fund shares sold .........................................................               --           68,859
      Dividends and interest ...................................................            4,687          110,949
  Due from Advisor .............................................................           10,291           10,259
  Organization costs ...........................................................               --           11,700
  Prepaid expenses and other assets ............................................               --               --
                                                                                   --------------   --------------
           Total Assets ........................................................        3,625,964       66,189,866
                                                                                   --------------   --------------

LIABILITIES:
  Payables:
      Investments purchased ....................................................        1,444,771          573,836
      Fund shares redeemed .....................................................           36,313           15,000
      Dividends ................................................................              807               --
      Investment advisory fees - net ...........................................            5,985           50,697
      Service and distribution fees ............................................               --              515
      Administration fees ......................................................              412           12,071
      Accrued expenses and other payables ......................................           15,043           54,431
                                                                                   --------------   --------------
           Total Liabilities ...................................................        1,503,331          706,550
                                                                                   --------------   --------------
NET ASSETS .....................................................................   $    2,122,633   $   65,483,316
                                                                                   ==============   ==============

NET ASSETS CONSIST OF:
    Paid-in capital (no par value) .............................................   $    2,072,201   $   59,636,423
    Undistributed net investment income (loss) .................................            5,182          478,442
    Accumulated net realized gain (loss) on investments and foreign currency ...           45,250       (1,359,658)
    Net unrealized appreciation (depreciation) on investments
        and foreign currency ...................................................               --        6,728,109
                                                                                   --------------   --------------
TOTAL NET ASSETS ...............................................................   $    2,122,633   $   65,483,316
                                                                                   ==============   ==============
SHARES OF BENEFICIAL INTEREST
  Institutional Class:
  Net Assets ...................................................................   $    2,122,633   $   64,503,381
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ...............................................          175,354        4,964,462
                                                                                   --------------   --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................   $        12.10   $        12.99
                                                                                   ==============   ==============

  Investor Class:
  Net Assets ...................................................................              N/A   $      461,101
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ...............................................              N/A           35,540
                                                                                   --------------   --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................              N/A   $        12.97
                                                                                   ==============   ==============

  C Class:
   Net Assets ..................................................................              N/A   $      518,834
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ...............................................              N/A           40,271
                                                                                   --------------   --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................              N/A   $        12.88
                                                                                   ==============   ==============
  MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%) .................................              N/A   $        13.01
                                                                                   ==============   ==============


20                     See Notes to Financial Statements

                                                                                   SPECIAL SMALL       SMALL CAP         HIDDEN
                                                                                     CAP FUND         VALUE FUND       VALUE FUND
                                                                                  --------------    --------------   --------------
ASSETS:
  Investments:
      Investments at cost .....................................................   $   18,204,394    $   44,869,527   $    4,699,078
      Net unrealized appreciation (depreciation) ..............................        1,346,560         3,813,162          102,702
                                                                                  --------------    --------------   --------------
           Total investments at value .........................................       19,550,954        48,682,689        4,801,780
  Cash ........................................................................           10,971         9,000,113          683,785
  Deposit with broker for securities sold short ...............................               --                --               --
  Receivables:
      Investments sold ........................................................          270,328           102,273          129,159
      Fund shares sold ........................................................               --            34,543               --
      Dividends and interest ..................................................           18,359            92,826           11,972
  Due from Advisor ............................................................           24,570             9,967            6,464
  Organization costs ..........................................................           11,665            11,665           11,683
  Prepaid expenses and other assets ...........................................               --                --              506
                                                                                  --------------    --------------   --------------
           Total Assets .......................................................       19,886,847        57,934,076        5,645,349
                                                                                  --------------    --------------   --------------

LIABILITIES:
  Payables:
      Investments purchased ...................................................               --         4,747,166               --
      Fund shares redeemed ....................................................          212,138                --               --
      Dividends ...............................................................               --                --               --
      Investment advisory fees - net ..........................................           56,555            41,121            4,199
      Service and distribution fees ...........................................               --             2,548               --
      Administration fees .....................................................            8,569             9,791            1,105
      Accrued expenses and other payables .....................................            5,279            35,330            6,690
                                                                                  --------------    --------------   --------------
           Total Liabilities ..................................................          282,541         4,835,956           11,994
                                                                                  --------------    --------------   --------------
NET ASSETS ....................................................................   $   19,604,306    $   53,098,120   $    5,633,355
                                                                                  ==============    ==============   ==============

NET ASSETS CONSIST OF:
    Paid-in capital (no par value) ............................................   $   18,086,290    $   48,048,028   $    5,453,137
    Undistributed net investment income (loss) ................................          (32,389)           (1,737)          18,048
    Accumulated net realized gain (loss) on investments and foreign currency ..          203,845         1,238,667           59,468
    Net unrealized appreciation (depreciation) on investments
        and foreign currency ..................................................        1,346,560         3,813,162          102,702
                                                                                  --------------    --------------   --------------
TOTAL NET ASSETS ..............................................................   $   19,604,306    $   53,098,120   $    5,633,355
                                                                                  ==============    ==============   ==============
SHARES OF BENEFICIAL INTEREST
  Institutional Class:
  Net Assets ..................................................................
  Shares of beneficial interest outstanding (unlimited shares                     $   19,604,306    $   45,542,745   $    5,633,355
       authorized, no par value) ..............................................
                                                                                       1,402,201         2,833,863          442,756
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................   --------------    --------------   --------------
                                                                                  $        13.98    $        16.07   $        12.72
                                                                                  ==============    ==============   ==============
  Investor Class:
  Net Assets ..................................................................
  Shares of beneficial interest outstanding (unlimited shares                                N/A    $    6,609,964              N/A
       authorized, no par value) ..............................................
                                                                                             N/A           414,314              N/A
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................   --------------    --------------   --------------
                                                                                             N/A    $        15.95              N/A
                                                                                  ==============    ==============   ==============
  C Class:
  Net Assets ..................................................................              N/A    $      945,411              N/A
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ..............................................              N/A            59,912              N/A
                                                                                  --------------    --------------   --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................              N/A    $        15.78              N/A
                                                                                  ==============    ==============   ==============
  MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%) ................................              N/A    $        15.94              N/A
                                                                                  ==============    ==============   ==============



                                                                                       CORE           SMALL CAP
                                                                                    EQUITY FUND      GROWTH FUND
                                                                                  --------------    --------------
ASSETS:
  Investments:
      Investments at cost .....................................................   $    2,776,115    $   19,244,625
      Net unrealized appreciation (depreciation) ..............................          450,783        (1,484,032)
                                                                                  --------------    --------------
           Total investments at value .........................................        3,226,898        17,760,593
  Cash ........................................................................          196,171           789,306
  Deposit with broker for securities sold short ...............................               --                --
  Receivables:
      Investments sold ........................................................               --           710,686
      Fund shares sold ........................................................               --            44,750
      Dividends and interest ..................................................            7,540             5,309
  Due from Advisor ............................................................            9,951             4,969
  Organization costs ..........................................................           11,682                --
  Prepaid expenses and other assets ...........................................               --               475
                                                                                  --------------    --------------
           Total Assets .......................................................        3,452,242        19,316,088
                                                                                  --------------    --------------

LIABILITIES:
  Payables:
      Investments purchased ...................................................               --           670,322
      Fund shares redeemed ....................................................               --                --
      Dividends ...............................................................               --                --
      Investment advisory fees - net ..........................................            1,987            14,531
      Service and distribution fees ...........................................               55                --
      Administration fees .....................................................              671             3,824
      Accrued expenses and other payables .....................................           19,356             1,833
                                                                                  --------------    --------------
             Total Liabilities .................................................          22,069           690,510
                                                                                  --------------    --------------
NET ASSETS ....................................................................   $    3,430,173    $   18,625,578
                                                                                  ==============    ==============

NET ASSETS CONSIST OF:
    Paid-in capital (no par value) ............................................   $    3,207,066    $   20,037,265
    Undistributed net investment income (loss) ................................            4,653           (26,784)
    Accumulated net realized gain (loss) on investments and foreign currency ..         (232,329)           99,129
    Net unrealized appreciation (depreciation) on investments
        and foreign currency ..................................................          450,783        (1,484,032)
                                                                                  --------------    --------------
TOTAL NET ASSETS ..............................................................   $    3,430,173    $   18,625,578
                                                                                  ==============    ==============
SHARES OF BENEFICIAL INTEREST
  Institutional Class:
  Net Assets ..................................................................
  Shares of beneficial interest outstanding (unlimited shares                     $    3,359,896    $   18,625,578
       authorized, no par value) ..............................................
                                                                                         222,983         2,045,734
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................   --------------    --------------
                                                                                  $        15.07    $         9.10
                                                                                  ==============    ==============
  Investor Class:
  Net Assets ..................................................................
  Shares of beneficial interest outstanding (unlimited shares                                N/A               N/A
       authorized, no par value) ..............................................
                                                                                             N/A               N/A
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...................   --------------    --------------
                                                                                             N/A               N/A
                                                                                  ==============    ==============
  C Class:
  Net Assets ..................................................................   $       70,461               N/A
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ..............................................            4,706               N/A
                                                                                  --------------    --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................   $        14.97               N/A
                                                                                  ==============    ==============
  MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%) ................................   $        15.12               N/A
                                                                                  ==============    ==============

                                                                                 INTERNATIONAL SMALL    INTERNATIONAL
                                                                                   CAP EQUITY FUND       EQUITY FUND
                                                                                 -------------------   --------------
ASSETS:
  Investments:
      Investments at cost .....................................................    $   17,718,607      $    8,524,852
      Net unrealized appreciation (depreciation) ..............................        (2,901,737)           (170,170)
                                                                                   --------------      --------------
           Total investments at value .........................................        14,816,870           8,354,682
  Cash ........................................................................         2,142,896             654,741
  Deposit with broker for securities sold short ...............................                --                  --
  Receivables:
      Investments sold ........................................................                --                  --
      Fund shares sold ........................................................            94,797                  --
      Dividends and interest ..................................................            13,232              18,605
  Due from Advisor ............................................................             5,272               8,449
  Organization costs ..........................................................                --                  --
  Prepaid expenses and other assets ...........................................               691               1,753
                                                                                   --------------      --------------
           Total Assets .......................................................        17,073,759           9,038,230
                                                                                   --------------      --------------

LIABILITIES:
  Payables:
      Investments purchased ...................................................                --                  --
      Fund shares redeemed ....................................................            23,102             172,096
      Dividends ...............................................................                --                  --
      Investment advisory fees - net ..........................................            15,184               6,583
      Service and distribution fees ...........................................                --                 174
      Administration fees .....................................................             3,301               1,732
      Accrued expenses and other payables .....................................            30,543              40,900
                                                                                   --------------      --------------
             Total Liabilities ................................................            72,129             221,485
                                                                                   --------------      --------------
NET ASSETS ....................................................................    $   17,001,630      $    8,816,745
                                                                                   ==============      ==============

NET ASSETS CONSIST OF:
    Paid-in capital (no par value) ............................................    $   19,993,397      $   10,319,808
    Undistributed net investment income (loss) ................................          (103,977)            (41,348)
    Accumulated net realized gain (loss) on investments and foreign currency ..            14,050          (1,291,621)
    Net unrealized appreciation (depreciation) on investments
        and foreign currency ..................................................        (2,901,840)           (170,094)
                                                                                   --------------      --------------
TOTAL NET ASSETS ..............................................................    $   17,001,630      $    8,816,745
                                                                                   ==============      ==============
SHARES OF BENEFICIAL INTEREST
  Institutional Class:
  Net Assets ..................................................................
  Shares of beneficial interest outstanding (unlimited shares                      $   17,001,630      $    8,716,719
       authorized, no par value) ..............................................
                                                                                        1,076,184             644,739
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................    --------------      --------------
                                                                                   $        15.80      $        13.52
                                                                                   ==============      ==============
  Investor Class:
  Net Assets ..................................................................
  Shares of beneficial interest outstanding (unlimited shares                                 N/A                 N/A
       authorized, no par value) ..............................................
                                                                                              N/A                 N/A
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................    --------------      --------------
                                                                                              N/A                 N/A
                                                                                   ==============      ==============
  C Class:
  Net Assets ..................................................................               N/A      $      100,026
  Shares of beneficial interest outstanding (unlimited shares
       authorized, no par value) ..............................................               N/A      $        7,509
                                                                                   --------------      --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................               N/A      $        13.32
                                                                                   ==============      ==============
  MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%) ................................               N/A      $        13.45
                                                                                   ==============      ==============



                       See Notes to Financial Statements                      21

STATEMENTS OF OPERATIONS                             UNDISCOVERED MANAGERS FUNDS

For the period ended February 28, 2001 (Unaudited)


                                                                      BEHAVIORAL       BEHAVIORAL      BEHAVIORAL         REIT
                                                                     GROWTH FUND       VALUE FUND   LONG/SHORT FUND       FUND
                                                                    --------------    ------------  ---------------   ------------
INVESTMENT INCOME:
   Dividends ....................................................   $       62,339    $     60,959    $         --    $  1,651,254
   Foreign taxes withheld on dividend income ....................               --              --              --              --
   Interest .....................................................          124,950          45,180          82,143          33,523
                                                                    --------------    ------------    ------------    ------------
     Total investment income ....................................          187,289         106,139          82,143       1,684,777
                                                                    --------------    ------------    ------------    ------------

EXPENSES:
   Investment advisory fees .....................................          968,458         126,594          22,471         284,320
   Administration fees ..........................................          254,858          30,141           3,624          67,695
   Custodian fees ...............................................           27,346          14,916           3,977           9,944
   Professional fees ............................................           63,351          15,861           9,881          21,971
   Transfer agent fees ..........................................           67,122          14,916          12,430          41,268
   Trustees' fees ...............................................           10,301           1,227             149           2,770
   Reports to shareholders ......................................           11,933           1,591             249           1,193
   Amortization of organization costs ...........................            3,172              --              --           3,172
   Offering costs ...............................................           37,290           9,944           6,215          13,673
   Service and distribution fees - Investor Class ...............           24,410              --              --             752
   Service and distribution fees - C Class ......................            9,448              --              --           2,357
   Other fees ...................................................           16,671             944             480           2,864
   Dividends on securities sold short ...........................               --              --             218              --
                                                                    --------------    ------------    ------------    ------------
      Total expenses before waiver/reimbursement ................        1,494,358         216,134          59,694         451,979
      Less: Waiver/reimbursement ................................         (135,241)        (47,342)        (30,479)        (69,775)
                                                                    --------------    ------------    ------------    ------------
      Total expenses net of waiver/reimbursement ................        1,359,117         168,792          29,215         382,204
                                                                    --------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ....................................       (1,171,829)        (62,653)         52,928       1,302,573
                                                                    --------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on:
       Investments sold .........................................      (52,991,615)       (389,827)        412,895         630,890
       Securities sold short ....................................               --              --              --              --
       Foreign currency related transactions ....................               --              --              --              --
  Net change in unrealized appreciation (depreciation) on:
       Investments ..............................................      (63,655,461)      1,348,349        (328,394)      1,637,274
       Securities sold short ....................................               --              --              --              --
       Foreign currency related transactions ....................               --              --              --              --
                                                                    --------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS .....................................................     (116,647,076)        958,522          84,501       2,268,164
                                                                    --------------    ------------    ------------    ------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .......................................   $ (117,818,905)   $    895,869    $    137,429    $  3,570,737
                                                                    ==============    ============    ============    ============



22                     See Notes to Financial Statements


                                                                     SPECIAL SMALL       SMALL CAP          HIDDEN
                                                                       CAP FUND         VALUE FUND        VALUE FUND
                                                                    --------------    --------------    --------------
INVESTMENT INCOME:
   Dividends ....................................................   $      162,380    $      215,321    $       44,893
   Foreign taxes withheld on dividend income ....................               --              (495)               --
   Interest .....................................................            3,761            87,651             7,296
                                                                    --------------    --------------    --------------
     Total investment income ....................................          166,141           302,477            52,189
                                                                    --------------    --------------    --------------

EXPENSES:
   Investment advisory fees .....................................          142,333           215,139            24,926
   Administration fees ..........................................           23,844            51,224             6,560
   Custodian fees ...............................................            3,977             4,972             5,966
   Professional fees ............................................           11,969            18,187             8,055
   Transfer agent fees ..........................................           14,419            39,775            17,402
   Trustees' fees ...............................................              976             2,101               268
   Reports to shareholders ......................................              373             3,977               373
   Amortization of organization costs ...........................            3,172             3,172             3,172
   Offering costs ...............................................            7,458            13,673             8,701
   Service and distribution fees - Investor Class ...............               --            10,059                27
   Service and distribution fees - C Class ......................               --             3,204                --
   Other fees ...................................................            1,910             2,642               294
   Dividends on securities sold short ...........................               --                --                --
                                                                    --------------    --------------    --------------
      Total expenses before waiver/reimbursement ................          210,431           368,125            75,744
      Less: Waiver/reimbursement ................................          (35,679)          (68,009)          (41,607)
                                                                    --------------    --------------    --------------
      Total expenses net of waiver/reimbursement ................          174,752           300,116            34,137
                                                                    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) ....................................           (8,611)            2,361            18,052
                                                                    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on:
       Investments sold .........................................          258,653         2,702,901           158,007
       Securities sold short ....................................               --                --                --
       Foreign currency related transactions ....................               --                --                --
  Net change in unrealized appreciation (depreciation) on:
       Investments ..............................................          867,285         2,442,038           148,120
       Securities sold short ....................................               --                --                --
       Foreign currency related transactions ....................               --                --                --
                                                                    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS .....................................................        1,125,938         5,144,939           306,127
                                                                    --------------    --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .......................................   $    1,117,327    $    5,147,300    $      324,179
                                                                    ==============    ==============    ==============

                                                                    CORE         SMALL CAP   INTERNATIONAL SMALL  INTERNATIONAL
                                                                EQUITY FUND     GROWTH FUND    CAP EQUITY FUND     EQUITY FUND
                                                               -------------   ------------- -------------------  -------------

INVESTMENT INCOME:
   Dividends ................................................  $      30,469   $       2,898   $         17,296   $      35,574
   Foreign taxes withheld on dividend income ................             --             (13)            (2,267)         (2,515)
   Interest .................................................          6,580          20,918             27,208          20,535
                                                               -------------   -------------   ----------------   -------------
     Total investment income ................................         37,049          23,803             42,236          53,594
                                                               -------------   -------------   ----------------   -------------

EXPENSES:
   Investment advisory fees .................................         15,679          40,048             99,169          56,513
   Administration fees ......................................          5,297          10,539             21,559          14,872
   Custodian fees ...........................................          3,729           3,590             11,933          14,916
   Professional fees ........................................          7,770           5,935             13,871          12,362
   Transfer agent fees ......................................         37,290          11,217             14,210          25,655
   Trustees' fees ...........................................            215              --              1,442             599
   Reports to shareholders ..................................            771             224              1,442             895
   Amortization of organization costs .......................          3,172              --                 --              --
   Offering costs ...........................................         11,187           5,608              8,701          12,430
   Service and distribution fees - Investor Class ...........            160              --                 --              --
   Service and distribution fees - C Class ..................            306              --                 --             548
   Other fees ...............................................            415              --                262           1,007
   Dividends on securities sold short .......................             --              --                 --              --
                                                               -------------   -------------   ----------------   -------------
      Total expenses before waiver/reimbursement ............         85,991          77,161            172,856         139,797
      Less: Waiver/reimbursement ............................        (64,549)        (26,574)           (34,883)        (52,993)
                                                               -------------   -------------   ----------------   -------------
      Total expenses net of waiver/reimbursement ............         21,442          50,587            137,973          86,804
                                                               -------------   -------------   ----------------   -------------
NET INVESTMENT INCOME (LOSS) ................................         15,607         (26,784)           (95,737)        (33,210)
                                                               -------------   -------------   ----------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on:
       Investments sold .....................................       (172,456)         99,129             55,512      (1,241,412)
       Securities sold short ................................             --              --                 --              --
       Foreign currency related transactions ................             --              --             13,959         (50,207)
  Net change in unrealized appreciation (depreciation) on:
       Investments ..........................................        278,764      (1,484,032)        (6,105,334)     (1,001,637)
       Securities sold short ................................             --              --                 --              --
       Foreign currency related transactions ................             --              --               (103)             76
                                                               -------------   -------------   ----------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS .................................................        106,308      (1,384,903)        (6,035,965)     (2,293,180)
                                                               -------------   -------------   ----------------   -------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ...................................  $     121,915   $  (1,411,687)  $     (6,131,702)  $  (2,326,390)
                                                               =============   =============   ================   =============



                       See Notes to Financial Statements                      23

STATEMENT OF CASH FLOWS                              UNDISCOVERED MANAGERS FUNDS

For the period ended February 28, 2001 (Unaudited)

                                                                       BEHAVIORAL LONG/SHORT FUND
                                                                    ---------------------------------

NET INCREASE IN CASH:
Cash flows from operating activities:
    Interest and dividends received .............................   $       84,826
    Operating expenses paid .....................................          (81,402)
    Purchases of long-term securities ...........................       (1,001,017)
    Net purchases of short-term securities ......................         (278,173)
    Proceeds from sales of long-term securities .................        5,100,493
                                                                    --------------
Net cash used in operating activities ...........................                      $    3,824,727
Cash flows from financing activities:
    Dividends on securities sold short ..........................              589
    Net shareholder subscriptions and redemptions ...............       (2,249,568)
    Proceeds from securities sold short .........................        2,711,505
    Purchases of securities sold short ..........................       (6,785,439)
    Deposit with broker for securities sold short ...............        2,522,000
                                                                    --------------
Net cash used in financing activities ...........................                          (3,800,913)
                                                                                       --------------
Net increase in cash ............................................                              23,814
Cash - beginning of period ......................................                                   0
                                                                                       --------------
Cash - end of period ............................................                      $       23,814
                                                                                       ==============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ............                      $      137,429
    Decrease in investments, net ................................        3,737,020
    Decrease in dividends and interest receivable ...............            2,465
    Increase in prepaid expenses and other assets ...............           (2,552)
    Increase in investment advisory fee payable .................              339
    Decrease in accrued expenses and other payables .............          (49,974)
                                                                    --------------
          Total adjustments .....................................                           3,687,298
                                                                                       --------------
Net cash provided by operating activities .......................                      $    3,824,727
                                                                                       ==============



24                     See Notes to Financial Statements

                       This page intentionally left blank

STATEMENTS OF CHANGES IN NET ASSETS                  UNDISCOVERED MANAGERS FUNDS

                                                                                      BEHAVIORAL GROWTH FUND
                                                                             -------------------------------------
                                                                              SIX MONTHS ENDED
                                                                             FEBRUARY 28, 2001        YEAR ENDED
                                                                                 (UNAUDITED)       AUGUST 31, 2000
                                                                             -----------------    ----------------

NET ASSETS AT BEGINNING OF PERIOD .......................................       $  285,024,593    $   98,849,739
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) .........................................           (1,171,829)       (2,068,365)
   Net realized gain (loss) on investments and securities sold short ....          (52,991,615)       11,963,438
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ..........................................          (63,655,461)       34,607,040
                                                                                --------------    --------------
   Net increase (decrease) in net assets resulting from operations ......         (117,818,905)       44,502,113
                                                                                --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income .............................................                   --                --
      Net realized gains ................................................           (9,043,532)               --
  Investor Class Shares:
      Net investment income .............................................                   --                --
      Net realized gains ................................................             (701,639)               --
  C Class Shares:
      Net investment income .............................................                   --                --
      Net realized gains ................................................              (89,243)               --
                                                                                --------------    --------------
  Total distributions to shareholders ...................................           (9,834,414)               --
                                                                                --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .......................................           46,397,001       191,671,083
      Issued to shareholders in reinvestment of distributions ...........            8,812,637                --
      Cost of Shares redeemed ...........................................          (67,355,953)      (65,206,556)
                                                                                --------------    --------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ......................          (12,146,315)      126,464,527
                                                                                --------------    --------------
  Investor Class Shares:
      Proceeds from Shares issued .......................................            1,931,788        15,557,962
      Issued to shareholders in reinvestment of distributions ...........              701,548                --
      Cost of Shares redeemed ...........................................           (2,090,197)       (2,662,763)
                                                                                --------------    --------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions ...........................              543,140        12,895,199
                                                                                --------------    --------------
  C Class Shares:
      Proceeds from Shares issued .......................................              340,014         2,445,636
      Issued to shareholders in reinvestment of distributions ...........               79,481                --
      Cost of Shares redeemed ...........................................             (596,178)         (132,621)
                                                                                --------------    --------------
      Increase (decrease) in net assets derived
       from C Class Share transactions ..................................             (176,683)        2,313,015
                                                                                --------------    --------------
Increase (decrease) in net assets derived
   from capital share transactions ......................................          (11,779,858)      141,672,741
                                                                                --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................         (139,433,177)      186,174,854
                                                                                --------------    --------------
NET ASSETS AT END OF PERIOD .............................................       $  145,591,416    $  285,024,593
                                                                                ==============    ==============
Undistributed net investment income (loss) ..............................       $   (1,171,829)   $           --
                                                                                --------------    --------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ..............................................................            2,117,795         6,530,648
      Issued to shareholders in reinvestment of distributions ...........              451,467                --
      Redeemed ..........................................................           (3,139,386)       (2,271,918)
                                                                                --------------    --------------
         Total Institutional Class transactions .........................             (570,124)        4,258,730
                                                                                --------------    --------------
  Investor Class Shares:
      Sold ..............................................................               90,353           508,619
      Issued to shareholders in reinvestment of distributions ...........               36,218                --
      Redeemed ..........................................................              (95,785)          (92,477)
                                                                                --------------    --------------
         Total Investor Class transactions ..............................               30,786           416,142
                                                                                --------------    --------------
  C Class Shares:
      Sold ..............................................................               15,792            85,243
      Issued to shareholders in reinvestment of distributions ...........                4,146                --
      Redeemed ..........................................................              (28,324)           (4,521)
                                                                                --------------    --------------
         Total C Class transactions .....................................               (8,386)           80,722
                                                                                --------------    --------------
Net increase (decrease) in capital shares ...............................             (547,724)        4,755,594
                                                                                ==============    ==============



                                                                                       BEHAVIORAL VALUE FUND
                                                                               -----------------------------------
                                                                                SIX MONTHS ENDED
                                                                               FEBRUARY 28, 2001     YEAR ENDED
                                                                                  (UNAUDITED)      AUGUST 31, 2000
                                                                               -----------------   ---------------

NET ASSETS AT BEGINNING OF PERIOD .......................................      $   21,014,915      $    3,651,462
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) .........................................             (62,653)            (36,576)
   Net realized gain (loss) on investments and securities sold short ....            (389,827)           (228,222)
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ..........................................           1,348,349           3,719,370
                                                                               --------------      --------------
   Net increase (decrease) in net assets resulting from operations ......             895,869           3,454,572
                                                                               --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income .............................................                  --             (17,602)
      Net realized gains ................................................              (3,795)           (193,512)
  Investor Class Shares:
      Net investment income .............................................                  --                  --
      Net realized gains ................................................                  --                  --
  C Class Shares:
      Net investment income .............................................                  --                  --
      Net realized gains ................................................                  --                  --
                                                                               --------------      --------------
  Total distributions to shareholders ...................................              (3,795)           (211,114)
                                                                               --------------      --------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .......................................           9,345,471          14,524,973
      Issued to shareholders in reinvestment of distributions ...........               3,397             144,132
      Cost of Shares redeemed ...........................................          (1,844,513)           (549,110)
                                                                               --------------      --------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ......................           7,504,355          14,119,995
                                                                               --------------      --------------
  Investor Class Shares:
      Proceeds from Shares issued .......................................                 N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                 N/A                 N/A
      Cost of Shares redeemed ...........................................                 N/A                 N/A
                                                                               --------------      --------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions ...........................                 N/A                 N/A
                                                                               --------------      --------------
  C Class Shares:
      Proceeds from Shares issued .......................................                 N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                 N/A                 N/A
      Cost of Shares redeemed ...........................................                 N/A                 N/A
                                                                               --------------      --------------
      Increase (decrease) in net assets derived
       from C Class Share transactions ..................................                 N/A                 N/A
                                                                               --------------      --------------
Increase (decrease) in net assets derived
   from capital share transactions ......................................           7,504,355          14,119,995
                                                                               --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................           8,396,429          17,363,453
                                                                               --------------      --------------
NET ASSETS AT END OF PERIOD .............................................      $   29,411,344      $   21,014,915
                                                                               ==============      ==============
Undistributed net investment income (loss) ..............................      $      (63,096)     $         (443)
                                                                               --------------      --------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ..............................................................             496,352             849,074
      Issued to shareholders in reinvestment of distributions ...........                 193               9,065
      Redeemed ..........................................................             (95,757)            (32,083)
                                                                               --------------      --------------
         Total Institutional Class transactions .........................             400,788             826,056
                                                                               --------------      --------------
  Investor Class Shares:
      Sold ..............................................................                 N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                 N/A                 N/A
      Redeemed ..........................................................                 N/A                 N/A
                                                                               --------------      --------------
         Total Investor Class transactions ..............................                 N/A                 N/A
                                                                               --------------      --------------
  C Class Shares:
      Sold ..............................................................                 N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                 N/A                 N/A
      Redeemed ..........................................................                 N/A                 N/A
                                                                               --------------      --------------
         Total C Class transactions .....................................                 N/A                 N/A
                                                                               --------------      --------------
Net increase (decrease) in capital shares ...............................             400,788             826,056
                                                                               ==============      ==============




26                     See Notes to Financial Statements

                                                                                     BEHAVIORAL LONG/SHORT FUND
                                                                               ------------------------------------
                                                                                SIX MONTHS ENDED
                                                                               FEBRUARY 28, 2001      YEAR ENDED
                                                                                 (UNAUDITED)       AUGUST 31, 2000
                                                                               ----------------    ----------------

NET ASSETS AT BEGINNING OF PERIOD .......................................      $      4,234,772    $      5,942,350
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) .........................................                52,928             148,385
   Net realized gain (loss) on investments and securities sold short ....               412,895             109,537
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ..........................................              (328,394)           (350,835)
                                                                               ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations ......               137,429             (92,913)
                                                                               ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income .............................................              (130,452)           (169,173)
      Net realized gains ................................................                    --                  --
  Investor Class Shares:
      Net investment income .............................................                    --                  --
      Net realized gains ................................................                    --                  --
  C Class Shares:
      Net investment income .............................................                    --                  --
      Net realized gains ................................................                    --                  --
                                                                               ----------------    ----------------
  Total distributions to shareholders ...................................              (130,452)           (169,173)
                                                                               ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .......................................                    --             405,779
      Issued to shareholders in reinvestment of distributions ...........               130,452             164,915
      Cost of Shares redeemed ...........................................            (2,249,568)         (2,016,186)
                                                                               ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ......................            (2,119,116)         (1,445,492)
                                                                               ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued .......................................                   N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                   N/A                 N/A
      Cost of Shares redeemed ...........................................                   N/A                 N/A
                                                                               ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions ...........................                   N/A                 N/A
                                                                               ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued .......................................                   N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                   N/A                 N/A
      Cost of Shares redeemed ...........................................                   N/A                 N/A
                                                                               ----------------    ----------------
      Increase (decrease) in net assets derived
       from C Class Share transactions ..................................                   N/A                 N/A
                                                                               ----------------    ----------------
Increase (decrease) in net assets derived
   from capital share transactions ......................................            (2,119,116)         (1,445,492)
                                                                               ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................            (2,112,139)         (1,707,578)
                                                                               ----------------    ----------------
NET ASSETS AT END OF PERIOD .............................................      $      2,122,633    $      4,234,772
                                                                               ================    ================
Undistributed net investment income (loss) ..............................      $          5,182    $         82,706
                                                                               ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ..............................................................                    --              32,614
      Issued to shareholders in reinvestment of distributions ...........                11,383              13,663
      Redeemed ..........................................................              (186,511)           (163,763)
                                                                               ----------------    ----------------
         Total Institutional Class transactions .........................              (175,128)           (117,486)
                                                                               ----------------    ----------------
  Investor Class Shares:
      Sold ..............................................................                   N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                   N/A                 N/A
      Redeemed ..........................................................                   N/A                 N/A
                                                                               ----------------    ----------------
         Total Investor Class transactions ..............................                   N/A                 N/A
                                                                               ----------------    ----------------
  C Class Shares:
      Sold ..............................................................                   N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                   N/A                 N/A
      Redeemed ..........................................................                   N/A                 N/A
                                                                               ----------------    ----------------
         Total C Class transactions .....................................                   N/A                 N/A
                                                                               ----------------    ----------------
Net increase (decrease) in capital shares ...............................              (175,128)           (117,486)
                                                                               ================    ================

                                                                                               REIT FUND
                                                                                 ------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                                 FEBRUARY 28, 2001      YEAR ENDED
                                                                                    (UNAUDITED)      AUGUST 31, 2000
                                                                                 ----------------    ----------------

NET ASSETS AT BEGINNING OF PERIOD .......................................        $     45,321,351    $     22,884,294
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) .........................................               1,302,573           1,371,642
   Net realized gain (loss) on investments and securities sold short ....                 630,890            (736,398)
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ..........................................               1,637,274           4,899,188
                                                                                 ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations ......               3,570,737           5,534,432
                                                                                 ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income .............................................              (1,634,025)         (1,058,795)
      Net realized gains ................................................                      --                  --
  Investor Class Shares:
      Net investment income .............................................                 (11,896)            (24,421)
      Net realized gains ................................................                      --                  --
  C Class Shares:
      Net investment income .............................................                 (12,123)             (6,162)
      Net realized gains ................................................                      --                  --
                                                                                 ----------------    ----------------
  Total distributions to shareholders ...................................              (1,658,044)         (1,089,378)
                                                                                 ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .......................................              21,839,403          28,756,491
      Issued to shareholders in reinvestment of distributions ...........               1,627,083           1,052,208
      Cost of Shares redeemed ...........................................              (5,397,344)        (11,987,367)
                                                                                 ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ......................              18,069,142          17,821,332
                                                                                 ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued .......................................                  52,824             183,770
      Issued to shareholders in reinvestment of distributions ...........                  10,763              24,421
      Cost of Shares redeemed ...........................................                  (8,390)           (360,556)
                                                                                 ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions ...........................                  55,197            (152,365)
                                                                                 ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued .......................................                 118,289             340,594
      Issued to shareholders in reinvestment of distributions ...........                   6,884               1,819
      Cost of Shares redeemed ...........................................                    (240)            (19,377)
                                                                                 ----------------    ----------------
      Increase (decrease) in net assets derived
       from C Class Share transactions ..................................                 124,933             323,036
                                                                                 ----------------    ----------------
Increase (decrease) in net assets derived
   from capital share transactions ......................................              18,249,272          17,992,003
                                                                                 ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................              20,161,965          22,437,057
                                                                                 ----------------    ----------------
NET ASSETS AT END OF PERIOD .............................................        $     65,483,316    $     45,321,351
                                                                                 ================    ================
Undistributed net investment income (loss) ..............................        $        478,442    $        833,193
                                                                                 ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ..............................................................               1,686,186           2,546,421
      Issued to shareholders in reinvestment of distributions ...........                 125,160             109,719
      Redeemed ..........................................................                (418,815)         (1,081,570)
                                                                                 ----------------    ----------------
         Total Institutional Class transactions .........................               1,392,531           1,574,570
                                                                                 ----------------    ----------------
  Investor Class Shares:
      Sold ..............................................................                   4,144              16,631
      Issued to shareholders in reinvestment of distributions ...........                     829               2,549
      Redeemed ..........................................................                    (667)            (33,476)
                                                                                 ----------------    ----------------
         Total Investor Class transactions ..............................                   4,306             (14,296)
                                                                                 ----------------    ----------------
  C Class Shares:
      Sold ..............................................................                   9,382              29,941
      Issued to shareholders in reinvestment of distributions ...........                     533                 190
      Redeemed ..........................................................                     (19)             (1,544)
                                                                                 ----------------    ----------------
         Total C Class transactions .....................................                   9,896              28,587
                                                                                 ----------------    ----------------
Net increase (decrease) in capital shares ...............................               1,406,733           1,588,861
                                                                                 ================    ================


                                                                                        SPECIAL SMALL CAP FUND
                                                                                 ------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                 FEBRUARY 28, 2001      YEAR ENDED
                                                                                   (UNAUDITED)        AUGUST 31, 2000
                                                                                 -----------------   ----------------

NET ASSETS AT BEGINNING OF PERIOD .......................................        $     19,268,458    $     16,077,580
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) .........................................                  (8,611)             78,010
   Net realized gain (loss) on investments and securities sold short ....                 258,653           1,612,080
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ..........................................                 867,285              86,505
                                                                                 ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations ......               1,117,327           1,776,595
                                                                                 ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income .............................................                (106,421)                 --
      Net realized gains ................................................              (1,076,489)                 --
  Investor Class Shares:
      Net investment income .............................................                      --                  --
      Net realized gains ................................................                      --                  --
  C Class Shares:
      Net investment income .............................................                      --                  --
      Net realized gains ................................................                      --                  --
                                                                                 ----------------    ----------------
  Total distributions to shareholders ...................................              (1,182,910)                 --
                                                                                 ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .......................................                 638,729          10,896,679
      Issued to shareholders in reinvestment of distributions ...........               1,179,517                  --
      Cost of Shares redeemed ...........................................              (1,416,815)         (9,482,396)
                                                                                 ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ......................                 401,431           1,414,283
                                                                                 ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued .......................................                     N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                     N/A                 N/A
      Cost of Shares redeemed ...........................................                     N/A                 N/A
                                                                                 ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions ...........................                     N/A                 N/A
                                                                                 ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued .......................................                     N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                     N/A                 N/A
      Cost of Shares redeemed ...........................................                     N/A                 N/A
                                                                                 ----------------    ----------------
      Increase (decrease) in net assets derived
       from C Class Share transactions ..................................                     N/A                 N/A
                                                                                 ----------------    ----------------
Increase (decrease) in net assets derived
   from capital share transactions ......................................                 401,431           1,414,283
                                                                                 ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................                 335,848           3,190,878
                                                                                 ----------------    ----------------
NET ASSETS AT END OF PERIOD .............................................        $     19,604,306    $     19,268,458
                                                                                 ================    ================
Undistributed net investment income (loss) ..............................        $        (32,389)   $         82,643
                                                                                 ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ..............................................................                  44,905             841,704
      Issued to shareholders in reinvestment of distributions ...........                  91,365                  --
      Redeemed ..........................................................                (101,987)           (726,528)
                                                                                 ----------------    ----------------
         Total Institutional Class transactions .........................                  34,283             115,176
                                                                                 ----------------    ----------------
  Investor Class Shares:
      Sold ..............................................................                     N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                     N/A                 N/A
      Redeemed ..........................................................                     N/A                 N/A
                                                                                 ----------------    ----------------
         Total Investor Class transactions ..............................                     N/A                 N/A
                                                                                 ----------------    ----------------
  C Class Shares:
      Sold ..............................................................                     N/A                 N/A
      Issued to shareholders in reinvestment of distributions ...........                     N/A                 N/A
      Redeemed ..........................................................                     N/A                 N/A
                                                                                 ----------------    ----------------
         Total C Class transactions .....................................                     N/A                 N/A
                                                                                 ----------------    ----------------
Net increase (decrease) in capital shares ...............................                  34,283             115,176
                                                                                 ================    ================

                                                                                       SMALL CAP VALUE FUND
                                                                                ------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                                FEBRUARY 28, 2001       YEAR ENDED
                                                                                   (UNAUDITED)       AUGUST 31, 2000
                                                                                -----------------   ----------------

NET ASSETS AT BEGINNING OF PERIOD .......................................       $     34,769,672    $     21,111,171
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) .........................................                  2,361             (20,952)
   Net realized gain (loss) on investments and securities sold short ....              2,702,901             927,821
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ..........................................              2,442,038           2,413,972
                                                                                ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations ......              5,147,300           3,320,841
                                                                                ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income .............................................                     --                  --
      Net realized gains ................................................             (1,741,711)           (316,055)
  Investor Class Shares:
      Net investment income .............................................                     --                  --
      Net realized gains ................................................               (285,405)            (13,704)
  C Class Shares:
      Net investment income .............................................                     --                  --
      Net realized gains ................................................                (39,401)             (1,741)
                                                                                ----------------    ----------------
  Total distributions to shareholders ...................................             (2,066,517)           (331,500)
                                                                                ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .......................................             14,462,474          20,851,672
      Issued to shareholders in reinvestment of distributions ...........              1,704,750             309,357
      Cost of Shares redeemed ...........................................             (2,384,534)        (14,640,199)
                                                                                ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ......................             13,782,690           6,520,830
                                                                                ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued .......................................                956,319           5,308,760
      Issued to shareholders in reinvestment of distributions ...........                285,404              13,704
      Cost of Shares redeemed ...........................................               (244,384)         (1,458,753)
                                                                                ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions ...........................                997,339           3,863,711
                                                                                ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued .......................................                460,237             283,302
      Issued to shareholders in reinvestment of distributions ...........                 36,550               1,317
      Cost of Shares redeemed ...........................................                (29,151)                 --
                                                                                ----------------    ----------------
      Increase (decrease) in net assets derived
       from C Class Share transactions ..................................                467,636             284,619
                                                                                ----------------    ----------------
Increase (decrease) in net assets derived
   from capital share transactions ......................................             15,247,665          10,669,160
                                                                                ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................             18,328,448          13,658,501
                                                                                ----------------    ----------------
NET ASSETS at end of period .............................................       $     53,098,120    $     34,769,672
                                                                                ================    ================
Undistributed net investment income (loss) ..............................       $         (1,737)   $         (4,098)
                                                                                ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ..............................................................                923,589           1,510,449
      Issued to shareholders in reinvestment of distributions ...........                117,894              23,742
      Redeemed ..........................................................               (156,733)         (1,064,704)
                                                                                ----------------    ----------------
         Total Institutional Class transactions .........................                884,750             469,487
                                                                                ----------------    ----------------
  Investor Class Shares:
      Sold ..............................................................                 62,527             378,995
      Issued to shareholders in reinvestment of distributions ...........                 19,861               1,055
      Redeemed ..........................................................                (15,934)           (102,944)
                                                                                ----------------    ----------------
         Total Investor Class transactions ..............................                 66,454             277,106
                                                                                ----------------    ----------------
  C Class Shares:
      Sold ..............................................................                 30,748              19,685
      Issued to shareholders in reinvestment of distributions ...........                  2,568                 102
      Redeemed ..........................................................                 (1,843)                 --
                                                                                ----------------    ----------------
         Total C Class transactions .....................................                 31,473              19,787
                                                                                ----------------    ----------------
Net increase (decrease) in capital shares ...............................                982,677             766,380
                                                                                ================    ================





                       See Notes to Financial Statements                      27

STATEMENTS OF CHANGES IN NET ASSETS                  UNDISCOVERED MANAGERS FUNDS

                                                                                       HIDDEN VALUE FUND
                                                                              ------------------------------------
                                                                               SIX MONTHS ENDED
                                                                              FEBRUARY 28, 2001      YEAR ENDED
                                                                                (UNAUDITED)        AUGUST 31, 2000
                                                                              -----------------   ----------------

NET ASSETS AT BEGINNING OF PERIOD .........................................   $      5,405,170    $      3,294,923
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) ...........................................             18,052              29,226
   Net realized gain (loss) on investments and securities sold short ......            158,007             127,383
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ............................................            148,120              25,682
                                                                              ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations ........            324,179             182,291
                                                                              ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income ...............................................            (29,035)             (8,111)
      Net realized gains ..................................................           (185,320)            (63,114)
  Investor Class Shares:
      Net investment income ...............................................                 --              (5,550)
      Net realized gains ..................................................               (524)            (73,839)
  C Class Shares:
      Net investment income ...............................................                 --                  --
      Net realized gains ..................................................                 --                  --
                                                                              ----------------    ----------------
  Total distributions to shareholders .....................................           (214,879)           (150,614)
                                                                              ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .........................................            129,603           4,653,476
      Issued to shareholders in reinvestment of distributions .............            213,869              70,718
      Cost of Shares redeemed .............................................           (198,537)           (952,210)
                                                                              ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ........................            144,935           3,771,984
                                                                              ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued .........................................                 --             258,341
      Issued to shareholders in reinvestment of distributions .............                524              79,388
      Cost of Shares redeemed .............................................            (26,574)         (2,031,143)
                                                                              ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions .............................            (26,050)         (1,693,414)
                                                                              ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued .........................................                N/A                 N/A
      Issued to shareholders in reinvestment of distributions .............                N/A                 N/A
      Cost of Shares redeemed .............................................                N/A                 N/A
                                                                              ----------------    ----------------
      Increase in net assets derived
       from C Class Share transactions ....................................                N/A                 N/A
                                                                              ----------------    ----------------
    Increase (decrease) in net assets derived
       from capital share transactions ....................................            118,885           2,078,570
                                                                              ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................            228,185           2,110,247
                                                                              ----------------    ----------------
NET ASSETS AT END OF PERIOD ...............................................   $      5,633,355    $      5,405,170
                                                                              ================    ================
Undistributed net investment income (loss) ................................   $         18,048    $         29,031
                                                                              ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ................................................................             10,316             371,345
      Issued to shareholders in reinvestment of distributions .............             18,233               6,133
      Redeemed ............................................................            (16,290)            (77,440)
                                                                              ----------------    ----------------
         Total Institutional Class transactions ...........................             12,259             300,038
                                                                              ----------------    ----------------
  Investor Class Shares:
      Sold ................................................................                 --              21,219
      Issued to shareholders in reinvestment of distributions .............                 44               6,885
      Redeemed ............................................................             (2,005)           (160,000)
                                                                              ----------------    ----------------
         Total Investor Class transactions ................................             (1,961)           (131,896)
                                                                              ----------------    ----------------
  C Class Shares:
      Sold ................................................................                N/A                 N/A
      Issued to shareholders in reinvestment of distributions .............                N/A                 N/A
      Redeemed ............................................................                N/A                 N/A
                                                                              ----------------    ----------------
         Total C Class transactions .......................................                N/A                 N/A
                                                                              ----------------    ----------------
Net increase (decrease) in capital shares .................................             10,298             168,142
                                                                              ================    ================


                                                                                         CORE EQUITY FUND
                                                                               ------------------------------------
                                                                                SIX MONTHS ENDED
                                                                               FEBRUARY 28, 2001      YEAR ENDED
                                                                                  (UNAUDITED)       AUGUST 31, 2000
                                                                               -----------------   ----------------

NET ASSETS AT BEGINNING OF PERIOD .........................................    $      5,632,095    $      5,146,986
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) ...........................................              15,607              49,287
   Net realized gain (loss) on investments and securities sold short ......            (172,456)            (27,517)
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ............................................             278,764            (148,999)
                                                                               ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations ........             121,915            (127,229)
                                                                               ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income ...............................................             (48,768)            (41,681)
      Net realized gains ..................................................                  --                  --
  Investor Class Shares:
      Net investment income ...............................................                  --              (4,711)
      Net realized gains ..................................................                  --                  --
  C Class Shares:
      Net investment income ...............................................                (456)                (34)
      Net realized gains ..................................................                  --                  --
                                                                               ----------------    ----------------
  Total distributions to shareholders .....................................             (49,224)            (46,426)
                                                                               ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .........................................              77,259           1,337,113
      Issued to shareholders in reinvestment of distributions .............              48,432              41,681
      Cost of Shares redeemed .............................................          (1,644,577)         (1,008,696)
                                                                               ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ........................          (1,518,886)            370,098
                                                                               ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued .........................................              47,224             700,648
      Issued to shareholders in reinvestment of distributions .............                  --               4,711
      Cost of Shares redeemed .............................................            (812,806)           (471,810)
                                                                               ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions .............................            (765,582)            233,549
                                                                               ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued .........................................               9,959              55,363
      Issued to shareholders in reinvestment of distributions .............                 456                  34
      Cost of Shares redeemed .............................................                (560)               (280)
                                                                               ----------------    ----------------
      Increase in net assets derived
       from C Class Share transactions ....................................               9,855              55,117
                                                                               ----------------    ----------------
    Increase (decrease) in net assets derived
       from capital share transactions ....................................          (2,274,613)            658,764
                                                                               ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................          (2,201,922)            485,109
                                                                               ----------------    ----------------
NET ASSETS AT END OF PERIOD ...............................................    $      3,430,173    $      5,632,095
                                                                               ================    ================
Undistributed net investment income (loss) ................................    $          4,653    $         38,270
                                                                               ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ................................................................               5,201              90,651
      Issued to shareholders in reinvestment of distributions .............               3,333               2,731
      Redeemed ............................................................            (109,755)            (66,877)
                                                                               ----------------    ----------------
         Total Institutional Class transactions ...........................            (101,221)             26,505
                                                                               ----------------    ----------------
  Investor Class Shares:
      Sold ................................................................               3,303              46,674
      Issued to shareholders in reinvestment of distributions .............                  --                 309
      Redeemed ............................................................             (56,546)            (31,598)
                                                                               ----------------    ----------------
         Total Investor Class transactions ................................             (53,243)             15,385
                                                                               ----------------    ----------------
  C Class Shares:
      Sold ................................................................                 667               3,737
      Issued to shareholders in reinvestment of distributions .............                  31                   2
      Redeemed ............................................................                 (39)                (20)
                                                                               ----------------    ----------------
         Total C Class transactions .......................................                 659               3,719
                                                                               ----------------    ----------------
Net increase (decrease) in capital shares .................................            (153,805)             45,609
                                                                               ================    ================

----------
(1)   The Fund commenced investment operations on October 2, 2000.




28                      See Notes to Financial Statements

                                                                                SMALL CAP                INTERNATIONAL
                                                                              GROWTH FUND(1)          SMALL CAP EQUITY FUND
                                                                            ----------------   -------------------------------------
                                                                               PERIOD ENDED     SIX MONTHS ENDED
                                                                            FEBRUARY 28, 2001  FEBRUARY 28, 2001       YEAR ENDED
                                                                               (UNAUDITED)        (UNAUDITED)        AUGUST 31, 2000
                                                                            ----------------   -----------------    ----------------

NET ASSETS AT BEGINNING OF PERIOD ........................................  $             --   $     20,977,182    $      6,768,075
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) ..........................................           (26,784)           (95,737)            (89,912)
   Net realized gain (loss) on investments and securities sold short .....            99,129             69,471             974,145
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ...........................................        (1,484,032)        (6,105,437)          2,338,548
                                                                            ----------------   ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations .......        (1,411,687)        (6,131,702)          3,222,781
                                                                            ----------------   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income ..............................................                --                 --                  --
      Net realized gains .................................................                --           (846,955)            (91,237)
  Investor Class Shares:
      Net investment income ..............................................                --                 --                  --
      Net realized gains .................................................                --                 --                  --
  C Class Shares:
      Net investment income ..............................................                --                 --                  --
      Net realized gains .................................................                --                 --                  --
                                                                            ----------------   ----------------    ----------------
  Total distributions to shareholders ....................................                --           (846,955)            (91,237)
                                                                            ----------------   ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued ........................................        20,136,332          5,361,786          13,311,075
      Issued to shareholders in reinvestment of distributions ............                --            844,386              91,237
      Cost of Shares redeemed ............................................           (99,067)        (3,203,066)         (2,324,749)
                                                                            ----------------   ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions .......................        20,037,265          3,003,105          11,077,563
                                                                            ----------------   ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued ........................................               N/A                N/A                 N/A
      Issued to shareholders in reinvestment of distributions ............               N/A                N/A                 N/A
      Cost of Shares redeemed ............................................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions ............................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued ........................................               N/A                N/A                 N/A
      Issued to shareholders in reinvestment of distributions ............               N/A                N/A                 N/A
      Cost of Shares redeemed ............................................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
      Increase in net assets derived
       from C Class Share transactions ...................................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
    Increase (decrease) in net assets derived
       from capital share transactions ...................................        20,037,265          3,003,105          11,077,563
                                                                            ----------------   ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................        18,625,578         (3,975,552)         14,209,107
                                                                            ----------------   ----------------    ----------------
NET ASSETS AT END OF PERIOD ..............................................  $     18,625,578   $     17,001,630    $     20,977,182
                                                                            ================   ================    ================
Undistributed net investment income (loss) ...............................  $        (26,784)  $       (103,977)   $         (8,138)
                                                                            ----------------   ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ...............................................................         2,056,028            313,291             536,334
      Issued to shareholders in reinvestment of distributions ............                --             51,550               4,762
      Redeemed ...........................................................           (10,294)          (182,854)            (94,150)
                                                                            ----------------   ----------------    ----------------
         Total Institutional Class transactions ..........................         2,045,734            181,987             446,946
                                                                            ----------------   ----------------    ----------------
  Investor Class Shares:
      Sold ...............................................................               N/A                N/A                 N/A
      Issued to shareholders in reinvestment of distributions ............               N/A                N/A                 N/A
      Redeemed ...........................................................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
         Total Investor Class transactions ...............................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
  C Class Shares:
      Sold ...............................................................               N/A                N/A                 N/A
      Issued to shareholders in reinvestment of distributions ............               N/A                N/A                 N/A
      Redeemed ...........................................................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
         Total C Class transactions ......................................               N/A                N/A                 N/A
                                                                            ----------------   ----------------    ----------------
Net increase (decrease) in capital shares ................................         2,045,734            181,987             446,946
                                                                            ================   ================    ================


                                                                                      INTERNATIONAL EQUITY FUND
                                                                                 -------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                 FEBRUARY 28, 2001        YEAR ENDED
                                                                                   (UNAUDITED)         AUGUST 31, 2000
                                                                                 -----------------    ----------------

NET ASSETS AT BEGINNING OF PERIOD .........................................     $     16,548,536    $      5,565,655
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss) ...........................................              (33,210)             (2,229)
   Net realized gain (loss) on investments and securities sold short ......           (1,291,619)            709,592
   Net change in unrealized appreciation (depreciation) on investments
     and securities sold short ............................................           (1,001,561)            333,252
                                                                                ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations ........           (2,326,390)          1,040,615
                                                                                ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income ...............................................                   --            (101,488)
      Net realized gains ..................................................             (719,764)                 (4)
  Investor Class Shares:
      Net investment income ...............................................                   --                  --
      Net realized gains ..................................................                   --                  --
  C Class Shares:
      Net investment income ...............................................                   --                (326)
      Net realized gains ..................................................               (8,731)                 --
                                                                                ----------------    ----------------
  Total distributions to shareholders .....................................             (728,495)           (101,818)
                                                                                ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
      Proceeds from Shares issued .........................................            5,775,741          10,741,738
      Issued to shareholders in reinvestment of distributions .............              717,252             101,492
      Cost of Shares redeemed .............................................          (11,179,565)           (922,088)
                                                                                ----------------    ----------------
      Increase (decrease) in net assets derived
       from Institutional Class Share transactions ........................           (4,686,572)          9,921,142
                                                                                ----------------    ----------------
  Investor Class Shares:
      Proceeds from Shares issued .........................................                  N/A                 N/A
      Issued to shareholders in reinvestment of distributions .............                  N/A                 N/A
      Cost of Shares redeemed .............................................                  N/A                 N/A
                                                                                ----------------    ----------------
      Increase (decrease) in net assets derived
       from Investor Class Share transactions .............................                  N/A                 N/A
                                                                                ----------------    ----------------
  C Class Shares:
      Proceeds from Shares issued .........................................                1,175             122,736
      Issued to shareholders in reinvestment of distributions .............                8,731                 326
      Cost of Shares redeemed .............................................                 (240)               (120)
                                                                                ----------------    ----------------
      Increase in net assets derived
       from C Class Share transactions ....................................                9,666             122,942
                                                                                ----------------    ----------------
    Increase (decrease) in net assets derived
       from capital share transactions ....................................           (4,676,906)         10,044,084
                                                                                ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................           (7,731,791)         10,982,881
                                                                                ----------------    ----------------
NET ASSETS AT END OF PERIOD ...............................................     $      8,816,745    $     16,548,536
                                                                                ================    ================
Undistributed net investment income (loss) ................................     $        (41,348)   $         (8,138)
                                                                                ----------------    ----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold ................................................................              382,978             570,188
      Issued to shareholders in reinvestment of distributions .............               48,759               5,728
      Redeemed ............................................................             (706,173)            (50,730)
                                                                                ----------------    ----------------
         Total Institutional Class transactions ...........................             (274,436)            525,186
                                                                                ----------------    ----------------
  Investor Class Shares:
      Sold ................................................................                  N/A                 N/A
      Issued to shareholders in reinvestment of distributions .............                  N/A                 N/A
      Redeemed ............................................................                  N/A                 N/A
                                                                                ----------------    ----------------
         Total Investor Class transactions ................................                  N/A                 N/A
                                                                                ----------------    ----------------
  C Class Shares:
      Sold ................................................................                   72               6,839
      Issued to shareholders in reinvestment of distributions .............                  601                  18
      Redeemed ............................................................                  (15)                 (7)
                                                                                ----------------    ----------------
         Total C Class transactions .......................................                  658               6,850
                                                                                ----------------    ----------------
Net increase (decrease) in capital shares .................................             (273,778)            532,036
                                                                                ================    ================



                       See Notes to Financial Statements                      29

FINANCIAL HIGHLIGHTS                                 UNDISCOVERED MANAGERS FUNDS

For a Share Outstanding Throughout the Periods.

                                                                                        BEHAVIORAL GROWTH FUND
                                                                                -------------------------------------
                                                                                        INSTITUTIONAL CLASS(1)
                                                                                -------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                                FEBRUARY 28, 2001       YEAR ENDED
                                                                                   (UNAUDITED)        AUGUST 31, 2000
                                                                                -----------------     ---------------

NET ASSET VALUE, BEGINNING OF PERIOD ........................................   $        30.40         $        21.38
Income from Investment Operations:
    Net investment income (loss) ............................................            (0.12)                 (0.28)
    Net realized and unrealized gain (loss)
       on investments and securities sold short .............................           (12.64)                  9.30
                                                                                --------------         --------------
    Total Income (Loss) from Investment Operations .......................              (12.76)                  9.02
                                                                                --------------         --------------

Less Distributions:
    Dividends from net investment income ....................................             0.00                   0.00
    Distributions from capital gains ........................................            (1.14)                  0.00
                                                                                --------------         --------------
    Total Distributions .....................................................            (1.14)                  0.00
                                                                                --------------         --------------

Net increase (decrease) in net asset value ..................................           (13.90)                  9.02
                                                                                --------------         --------------

NET ASSET VALUE, END OF PERIOD ..............................................   $        16.50         $        30.40
                                                                                ==============         ==============

TOTAL RETURN** ..............................................................           (42.56)%                42.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) .........................................   $       133,448        $      263,268
Ratios to average net assets (+):
    Net investment income (loss) including reimbursement ....................            (1.12)%*               (0.97)%
    Operating expenses including reimbursement ..............................             1.30%*                 1.30%
Portfolio turnover rate** ...................................................               48%                    90%
+   The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
    Had such actions not been taken, the ratios would have been as follows:
    Net investment income (loss) ............................................            (1.26)%*               (1.11)%
    Operating Expenses ......................................................             1.44%*                 1.44%




                                                                                        BEHAVIORAL GROWTH FUND
                                                                                -------------------------------------
                                                                                        INSTITUTIONAL CLASS(1)
                                                                                -------------------------------------
                                                                                  YEAR ENDED           PERIOD  ENDED
                                                                                AUGUST 31, 1999       AUGUST 31, 1998
                                                                               ----------------       ---------------

NET ASSET VALUE, BEGINNING OF PERIOD .........................................  $        11.86         $        12.50
Income from Investment Operations:
   Net investment income (loss) ............................................             (0.13)                 (0.02)
   Net realized and unrealized gain (loss)
             on investments and securities sold short ......................              9.65                  (0.62)
                                                                               ---------------         --------------
        Total Income (Loss) from Investment Operations .....................              9.52                  (0.64)
                                                                               ---------------         --------------

Less Distributions:
   Dividends from net investment income ....................................              0.00                   0.00
   Distributions from capital gains ........................................              0.00                   0.00
                                                                               ---------------         --------------
   Total Distributions .....................................................              0.00                   0.00
                                                                               ---------------         --------------

Net increase (decrease) in net asset value .................................              9.52                  (0.64)
                                                                               ---------------         --------------

NET ASSET VALUE, END OF PERIOD .............................................   $         21.38         $        11.86
                                                                               ===============         ==============

TOTAL RETURN** .............................................................             80.27%                (5.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ........................................   $        94,075         $        5,254
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement ....................             (0.72)%                (0.35)%*
   Operating expenses including reimbursement ..............................              1.30%                  1.30%*
Portfolio turnover rate** ..................................................                72%                    67%
+  The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
   Had such actions not been taken, the ratios would have been as follows:
   Net investment income (loss) .......................................             (1.26)%                (5.08)%*
   Operating Expenses .................................................              1.84%                  6.03%*

----------
  *  Annualized

 **  For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(13) The Fund commenced investment operations on October 2, 2000.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expense on securities sold short for the six months ended February 28, 2001, the year ended August 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses including reimbursement to average net assets for the six months ended February 28, 2001 and year ended August 31, 2000 would have been 2.00%. The ratio for the period ended August 31, 1999 would be unchanged.

(C) On December 27, 2000, the Hidden Value Fund ceased offering Investor Class shares.

(D) On October 20, 2000, the Core Equity Fund ceased offering Investor Class shares.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


30                     See Notes to Financial Statements

                                                                                                BEHAVIORAL GROWTH FUND
                                                                                       -------------------------------------
                                                                                                  INVESTOR CLASS(7)
                                                                                       -------------------------------------
                                                                                       SIX MONTHS ENDED
                                                                                       FEBRUARY 28, 2001        YEAR ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 2000
                                                                                       -----------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............................................    $         30.21      $         21.31
Income from Investment Operations:
        Net investment income (loss) ...............................................              (0.16)               (0.38)
        Net realized and unrealized gain (loss)
             on investments and securities sold short ..............................             (12.55)                9.28
                                                                                        ---------------      ---------------
        Total Income (Loss) from Investment Operations .............................             (12.71)                8.90
                                                                                        ---------------      ---------------
Less Distributions:
        Dividends from net investment income .......................................               0.00                 0.00
        Distributions from capital gains ...........................................              (1.14)                0.00
                                                                                        ---------------      ---------------
        Total Distributions ........................................................              (1.14)                0.00
                                                                                        ---------------      ---------------

Net increase (decrease) in net asset value .........................................             (13.85)                8.90
                                                                                        ---------------      ---------------

NET ASSET VALUE, END OF PERIOD .....................................................    $         16.36      $         30.21
                                                                                        ===============      ===============

TOTAL RETURN** .....................................................................             (42.67)%              41.76%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ................................................    $        10,833      $        19,077
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement .......................              (1.48)%*             (1.32)%
        Operating expenses including reimbursement .................................               1.65%*               1.65%
Portfolio turnover rate** ..........................................................                 48%                  90%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ...............................................              (1.62)%*             (1.49)%
        Operating Expenses .........................................................               1.79%*               1.82%

                                                                                                  BEHAVIORAL GROWTH FUND
                                                                                          -----------------------------------
                                                                                                    INVESTOR CLASS(7)
                                                                                          -----------------------------------
                                                                                            YEAR ENDED          PERIOD ENDED
                                                                                          AUGUST 31, 1999     AUGUST 31, 1998
                                                                                          ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............................................      $         11.85     $         14.74
Income from Investment Operations:
        Net investment income (loss) ...............................................                (0.20)               0.00 (A)
        Net realized and unrealized gain (loss)
             on investments and securities sold short ..............................                 9.66               (2.89)
                                                                                          ---------------     ---------------
        Total Income (Loss) from Investment Operations .............................                 9.46               (2.89)
                                                                                          ---------------     ---------------
Less Distributions:
        Dividends from net investment income .......................................                 0.00                0.00
        Distributions from capital gains ...........................................                 0.00                0.00
                                                                                          ---------------     ---------------
        Total Distributions ........................................................                 0.00                0.00
                                                                                          ---------------     ---------------

Net increase (decrease) in net asset value .........................................                 9.46               (2.89)
                                                                                          ---------------     ---------------

NET ASSET VALUE, END OF PERIOD .....................................................      $         21.31     $         11.85
                                                                                          ===============     ===============

TOTAL RETURN** .....................................................................                79.83%             (19.61)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ................................................      $         4,590     $            40
Ratios to average net assets (+):
        Net investment income (loss) including reimbursement .......................                (1.09)%             (0.35)%*
        Operating expenses including reimbursement .................................                 1.65%               1.30%*
Portfolio turnover rate** ..........................................................                   72%                 67%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ...............................................                (1.77)%             (5.43)%*
        Operating Expenses .........................................................                 2.33%               6.38%*

                                                                                             BEHAVIORAL GROWTH FUND
                                                                            ------------------------------------------------------
                                                                                                   C CLASS(8)
                                                                            -------------------------------------------------------
                                                                            SIX MONTHS ENDED
                                                                            FEBRUARY 28, 2001     YEAR ENDED       PERIOD ENDED
                                                                               (UNAUDITED)     AUGUST 31, 2000    AUGUST 31, 1999
                                                                            ----------------   ---------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................................  $         29.98    $         21.28   $         19.44
Income from Investment Operations:
        Net investment income (loss) .....................................            (0.23)             (0.58)            (0.07)
        Net realized and unrealized gain (loss)
             on investments and securities sold short ....................           (12.44)              9.28              1.91
                                                                            ---------------    ---------------   ---------------
        Total Income (Loss) from Investment Operations ...................           (12.67)              8.70              1.84
                                                                            ---------------    ---------------   ---------------
Less Distributions:
        Dividends from net investment income .............................             0.00               0.00              0.00
        Distributions from capital gains .................................            (1.14)              0.00              0.00
                                                                            ---------------    ---------------   ---------------
        Total Distributions ..............................................            (1.14)              0.00              0.00
                                                                            ---------------    ---------------   ---------------

Net increase (decrease) in net asset value ...............................           (13.81)              8.70              1.84
                                                                            ---------------    ---------------   ---------------

NET ASSET VALUE, END OF PERIOD ...........................................  $         16.17    $         29.98   $         21.28
                                                                            ===============    ===============   ===============

TOTAL RETURN** ...........................................................           (42.85)%            40.77%             9.52%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ......................................  $         1,310    $         2,680   $           185
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement .............            (2.12)%*           (1.98)%           (1.66)%*
        Operating expenses including reimbursement .......................             2.30%*             2.30%             2.25%*
Portfolio turnover rate** ................................................               48%                90%               72%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) .....................................            (2.26)%*           (2.22)%           (2.62)%*
        Operating Expenses ...............................................             2.44%*             2.54%             3.21%*

                       See Notes to Financial Statements                     31

FINANCIAL HIGHLIGHTS                                 UNDISCOVERED MANAGERS FUNDS

For a Share Outstanding Throughout the Periods.

                                                                                          BEHAVIORAL VALUE FUND
                                                                                          INSTITUTIONAL CLASS(2)
                                                                         -------------------------------------------------------
                                                                         SIX MONTHS ENDED
                                                                         FEBRUARY 28, 2001        YEAR ENDED      PERIOD ENDED
                                                                            (UNAUDITED)        AUGUST 31, 2000   AUGUST 31, 1999
                                                                         -----------------     ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................  $           19.68     $         15.11   $         12.50
Income from Investment Operations:
        Net investment income (loss) ..................................              (0.05)              (0.06)            (0.03)
        Net realized and unrealized gain (loss)
            on investments and securities sold short ..................               0.40                5.33              2.64
                                                                         -----------------     ---------------   ---------------
        Total Income (Loss) from Investment Operations ................               0.35                5.27              2.61
                                                                         -----------------     ---------------   ---------------
Less Distributions:
        Dividends from net investment income ..........................               0.00               (0.06)             0.00
        Distributions from capital gains ..............................              (0.00)(A)           (0.64)             0.00
                                                                         -----------------     ---------------   ---------------
        Total Distributions ...........................................              (0.00)              (0.70)             0.00
                                                                         -----------------     ---------------   ---------------

Net increase (decrease) in net asset value ............................               0.35                4.57              2.61
                                                                         -----------------     ---------------   ---------------

NET ASSET VALUE, END OF PERIOD ........................................  $           20.03     $         19.68   $         15.11
                                                                         =================     ===============   ===============

TOTAL RETURN** ........................................................               1.79%              35.99%            20.88%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s) ...................................  $          29,411     $        21,015   $         3,651
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ..........              (0.52)%*            (0.35)%           (0.35)%*
        Operating expenses including reimbursement ....................               1.40%*              1.40%             1.40%*
Portfolio turnover rate** .............................................                 18%                 54%               58%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..................................              (0.91)%*            (1.26)%           (6.84)%*
        Operating Expenses ............................................               1.79%*              2.31%             7.89%*

                                                                                   BEHAVIORAL LONG/SHORT FUND
                                                                                      INSTITUTIONAL CLASS(2)
                                                                    ---------------------------------------------------------
                                                                    SIX MONTHS ENDED
                                                                    FEBRUARY 28, 2001      YEAR ENDED          PERIOD ENDED
                                                                       (UNAUDITED)       AUGUST 31, 2000      AUGUST 31, 1999
                                                                    -----------------    ---------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................  $           12.08    $         12.70      $         12.50
Income from Investment Operations:
        Net investment income (loss) .............................               0.22               0.35                 0.20
        Net realized and unrealized gain (loss)
            on investments and securities sold short .............               0.40              (0.61)                0.00(A)
                                                                    -----------------    ---------------      ---------------
        Total Income (Loss) from Investment Operations ...........               0.62              (0.26)                0.20
                                                                    -----------------    ---------------      ---------------
Less Distributions:
        Dividends from net investment income .....................              (0.60)             (0.36)                0.00
        Distributions from capital gains .........................               0.00               0.00                 0.00
                                                                    -----------------    ---------------       --------------
        Total Distributions ......................................              (0.60)             (0.36)                0.00
                                                                    -----------------    ---------------      ---------------

Net increase (decrease) in net asset value .......................               0.02              (0.62)                0.20
                                                                    -----------------    ---------------      ---------------

NET ASSET VALUE, END OF PERIOD ...................................  $           12.10    $         12.08      $         12.70
                                                                    =================    ===============      ===============

TOTAL RETURN** ...................................................               5.43%             (2.05)%               1.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s) ..............................  $           2,123    $         4,235      $         5,942
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement .....               3.67%              2.81%                2.56%*
        Operating expenses including reimbursement ...............               2.02%              2.69%(B)             2.00%*(B)
Portfolio turnover rate** ........................................                172%               242%                 128%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) .............................               1.56%              1.53%                0.77%*
        Operating Expenses .......................................               4.13%              3.97%                3.79%*

----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.


(13) The Fund commenced investment operations on October 2, 2000.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expense on securities sold short for the six months ended February 28, 2001, the year ended August 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses including reimbursement to average net assets for the six months ended February 28, 2001 and year ended August 31, 2000 would have been 2.00%. The ratio for the period ended August 31, 1999 would be unchanged.

(C) On December 27, 2000, the Hidden Value Fund ceased offering Investor Class shares.

(D) On October 20, 2000, the Core Equity Fund ceased offering Investor Class shares.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

32                     See Notes to Financial Statements

                                                                                                  REIT FUND
                                                                                    --------------------------------------
                                                                                             INSTITUTIONAL CLASS(4)
                                                                                    --------------------------------------
                                                                                    SIX MONTHS ENDED
                                                                                    FEBRUARY 28, 2001         YEAR ENDED
                                                                                       (UNAUDITED)         AUGUST 31, 2000
                                                                                    -----------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................................   $           12.47      $         11.19
Income from Investment Operations:
          Net investment income (loss) ..........................................                0.31                 0.51
          Net realized and unrealized gain (loss)
              on investments and securities sold short ..........................                0.61                 1.26
                                                                                    -----------------      ---------------
          Total Income (Loss) from Investment Operations ........................                0.92                 1.77
                                                                                    -----------------      ---------------
Less Distributions:
          Dividends from net investment income ..................................               (0.40)               (0.49)
          Distributions from capital gains ......................................                0.00                 0.00
                                                                                    -----------------      ---------------
          Total Distributions ...................................................               (0.40)               (0.49)
                                                                                    -----------------      ---------------

Net increase (decrease) in net asset value ......................................                0.52                 1.28
                                                                                    -----------------      ---------------

NET ASSET VALUE, END OF PERIOD ..................................................   $           12.99      $         12.47
                                                                                    =================      ===============

TOTAL RETURN** ..................................................................                7.36%               17.18%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s) .............................................   $          64,503      $        44,558
Ratios to average net assets(+):
          Net investment income (loss) including reimbursement ..................                4.80%*               4.51%
          Operating expenses including reimbursement ............................                1.40%*               1.40%
Portfolio turnover rate** .......................................................                  13%                  64%
+         The operating expenses may reflect a reduction of the adviser fee, an  allocation of expenses to the Investment
                Adviser, or both.
          Had such actions not been taken, the ratios would have been as follows:
          Net investment income (loss) ..........................................                4.55%*               4.01%
          Operating Expenses ....................................................                1.65%*               1.90%

                                                                                                 REIT FUND
                                                                                    -----------------------------------
                                                                                            INSTITUTIONAL CLASS(4)
                                                                                    -----------------------------------
                                                                                      YEAR ENDED          PERIOD ENDED
                                                                                    AUGUST 31, 1999     AUGUST 31, 1998
                                                                                    ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................................   $         10.64     $         12.50
Income from Investment Operations:
          Net investment income (loss) ..........................................              0.53                0.20
          Net realized and unrealized gain (loss)
              on investments and securities sold short ..........................              0.30               (2.06)
                                                                                    ---------------     ---------------
          Total Income (Loss) from Investment Operations ........................              0.83               (1.86)
                                                                                    ---------------     ---------------
Less Distributions:
          Dividends from net investment income ..................................             (0.28)               0.00
          Distributions from capital gains ......................................              0.00                0.00
                                                                                    ---------------     ---------------
          Total Distributions ...................................................             (0.28)               0.00
                                                                                    ---------------     ---------------

Net increase (decrease) in net asset value ......................................              0.55               (1.86)
                                                                                    ---------------     ---------------

NET ASSET VALUE, END OF PERIOD ..................................................   $         11.19     $         10.64
                                                                                    ===============     ===============

TOTAL RETURN** ..................................................................              7.84%             (14.88)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s) .............................................   $        22,355     $         9,122
Ratios to average net assets(+):
          Net investment income (loss) including reimbursement ..................              4.86%               4.85%*
          Operating expenses including reimbursement ............................              1.40%               1.40%*
Portfolio turnover rate** .......................................................                67%                 52%
+         The operating expenses may reflect a reduction of the adviser fee, an  allocation of expenses to the Investment
                Adviser, or both.
          Had such actions not been taken, the ratios would have been as follows:
          Net investment income (loss) ..........................................              4.28%               1.63%*
          Operating Expenses ....................................................              1.98%               4.62%*

                                                                                                 REIT FUND
                                                                       ----------------------------------------------------------
                                                                                             INVESTOR CLASS(3)
                                                                       ----------------------------------------------------------
                                                                       SIX MONTHS ENDED
                                                                       FEBRUARY 28, 2001        YEAR ENDED          PERIOD ENDED
                                                                          (UNAUDITED)         AUGUST 31, 2000     AUGUST 31, 1999
                                                                       -----------------      ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ................................  $           12.44      $         11.18     $         10.13
Income from Investment Operations:
          Net investment income (loss) ..............................               0.29                 0.48                0.20
          Net realized and unrealized gain (loss)
              on investments and securities sold short ..............               0.59                 1.25                0.85
                                                                       -----------------      ---------------     ---------------
          Total Income (Loss) from Investment Operations ............               0.88                 1.73                1.05
                                                                       -----------------      ---------------     ---------------
Less Distributions:
          Dividends from net investment income ......................              (0.35)               (0.47)               0.00
          Distributions from capital gains ..........................               0.00                 0.00                0.00
                                                                       -----------------      ---------------     ---------------
          Total Distributions .......................................              (0.35)               (0.47)               0.00
                                                                       -----------------      ---------------     ---------------

Net increase (decrease) in net asset value ..........................               0.53                 1.26                1.05
                                                                       -----------------      ---------------     ---------------

NET ASSET VALUE, END OF PERIOD ......................................  $           12.97      $         12.44               11.18
                                                                       =================      ===============     ===============

TOTAL RETURN** ......................................................               7.09%               16.77%              10.37%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s) .................................  $             461      $           388     $           509
Ratios to average net assets(+):
          Net investment income (loss) including reimbursement ......               4.52%*               4.38%               3.97%*
          Operating expenses including reimbursement ................               1.75%*               1.75%               1.75%*
Portfolio turnover rate** ...........................................                 13%                  64%                 67%
+         The operating expenses may reflect a reduction of the adviser fee, an  allocation of expenses to the Investment Adviser, or both.
          Had such actions not been taken, the ratios would have been as follows:
          Net investment income (loss) ..............................               4.26%*               3.75%               3.26%*
          Operating Expenses ........................................               2.01%*               2.38%               2.46%*

----------

 *   Annualized

**   For periods less than one year, percentages are not annualized.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

                        See Notes to Financial Statement                     33

FINANCIAL HIGHLIGHTS                                 UNDISCOVERED MANAGERS FUNDS

For a Share Outstanding Throughout the Periods.

                                                                                   REIT FUND
                                                            ------------------------------------------------------
                                                                                   C CLASS(9)
                                                            ------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                            FEBRUARY 28, 2001      YEAR ENDED        PERIOD ENDED
                                                               (UNAUDITED)       AUGUST 31, 2000   AUGUST 31, 1999
                                                            -----------------    ---------------   ---------------

NET ASSET VALUE, BEGINNING OF PERIOD ........................     $ 12.35            $ 11.17           $ 11.19
Income from Investment Operations:
    Net investment income (loss) ............................        0.25               0.42              0.04
    Net realized and unrealized gain (loss)
       on investments and securities sold short .............        0.60               1.23             (0.06)
                                                                  -------            -------           -------
    Total Income (Loss) from Investment Operations ..........        0.85               1.65             (0.02)
                                                                  -------            -------           -------

Less Distributions:
    Dividends from net investment income ....................       (0.32)             (0.47)             0.00
    Distributions from capital gains ........................        0.00               0.00              0.00
                                                                  -------            -------           -------
    Total Distributions .....................................       (0.32)             (0.47)             0.00
                                                                  -------            -------           -------

Net increase (decrease) in net asset value ..................        0.53               1.18             (0.02)
                                                                  -------            -------           -------

NET ASSET VALUE, END OF PERIOD ..............................     $ 12.88            $ 12.35           $ 11.17
                                                                  =======            =======           =======

TOTAL RETURN** ..............................................        6.76%             16.06%            (0.18)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) .........................     $   519            $   375           $    20
Ratios to average net assets (+):
    Net investment income (loss) including reimbursement ....        3.92%*             3.71%             4.57%*
    Operating expenses including reimbursement ..............        2.40%*             2.40%             2.21%*
Portfolio turnover rate** ...................................          13%                64%               67%

+   The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.

    Had such actions not been taken, the ratios would have been as follows:
    Net investment income (loss) ............................        3.67%*             2.85%             3.68%*
    Operating Expenses.......................................        2.65%*             3.26%             3.10%*

----------

 *       Annualized

**       For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)      The Fund commenced investment operations on December 28, 1998.

(3)      The Fund's Investor Class commenced investment operations on March 24,
         1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)      The Fund's Investor Class commenced investment operations on July 31,
         1998.

(8)      The Fund's C Class commenced investment operations on June 21, 1999.

(9)      The Fund's C Class commenced investment operations on August 3, 1999.

(10)     The Fund's C Class commenced investment operations on May 27, 1999.

(11)     The Fund's C Class commenced investment operations on August 31, 1999.

(12)     The Fund's C Class commenced investment operations on September 28,
         1999.

(13)     The Fund commenced investment operations on October 2, 2000.

(A)      Represents less than $0.005 per share.

(B) The Fund incurred dividend expense on securities sold short for the six months ended February 28, 2001, the year ended August 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses including reimbursement to average net assets for the six months ended February 28, 2001 and year ended August 31, 2000 would have been 2.00%. The ratio for the period ended August 31, 1999 would be unchanged.

(C) On December 27, 2000, the Hidden Value Fund ceased offering Investor Class shares.

(D) On October 20, 2000, the Core Equity Fund ceased offering Investor Class shares.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

34                     See Notes to Financial Statements

                                                                                    SPECIAL SMALL CAP FUND
                                                              -------------------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS(5)
                                                              -------------------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 28, 2001   YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                                 (UNAUDITED)    AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998
                                                              ----------------- ---------------  ---------------  ---------------

NET ASSET VALUE, BEGINNING OF PERIOD ........................     $  14.09          $  12.83        $  10.40         $  12.50
Income from Investment Operations:
    Net investment income (loss) ............................        (0.01)             0.06           (0.06)           (0.03)
    Net realized and unrealized gain (loss)
       on investments and securities sold short .............         0.78              1.20            2.49            (2.07)
                                                                  --------          --------        --------         --------
    Total Income (Loss) from Investment Operations ..........         0.77              1.26            2.43            (2.10)
                                                                  --------          --------        --------         --------

Less Distributions:
    Dividends from net investment income ....................        (0.08)             0.00            0.00             0.00
    Distributions from capital gains ........................        (0.80)             0.00            0.00             0.00
                                                                  --------          --------        --------         --------
    Total Distributions .....................................        (0.88)             0.00            0.00             0.00
                                                                  --------          --------        --------         --------

Net increase (decrease) in net asset value ..................        (0.11)             1.26            2.43            (2.10)
                                                                  --------          --------        --------         --------

NET ASSET VALUE, END OF PERIOD ..............................     $  13.98          $  14.09        $  12.83         $  10.40
                                                                  ========          ========        ========         ========

TOTAL RETURN** ..............................................         6.03%             9.82%          23.37%          (16.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) .........................     $ 19,604          $ 19,268        $ 16,078         $ 11,286
Ratios to average net assets (+):
    Net investment income (loss) including reimbursement ....        (0.09)%*           0.44%          (0.52)%          (0.51)%*
    Operating expenses including reimbursement ..............         1.83%*            1.20%           1.66%            1.70%*
Portfolio turnover rate** ...................................           11%               60%             42%               9%

+   The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.

    Had such actions not been taken, the ratios would have been as follows:
    Net investment income (loss) ............................        (0.47)%*           0.24%          (0.70)%          (3.13)%*
    Operating Expenses.......................................         2.21%*            1.40%           1.84%            4.32%*

                                                                                    SMALL CAP VALUE FUND
                                                            -----------------------------------------------------------------------
                                                                                   INSTITUTIONAL CLASS(5)
                                                            -----------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                            FEBRUARY 28, 2001    YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                               (UNAUDITED)     AUGUST 31, 2000    AUGUST 31, 1999   AUGUST 31, 1998
                                                            -----------------  ---------------    ---------------   ---------------

NET ASSET VALUE, BEGINNING OF PERIOD ......................      $  14.97          $  13.54           $  10.90         $  12.50
Income from Investment Operations:
    Net investment income (loss) ..........................          0.01              0.00(A)           (0.01)            0.00(A)
    Net realized and unrealized gain (loss)
       on investments and securities sold short ...........          1.87              1.61               2.72            (1.60)
                                                                 --------          --------           --------         --------
    Total Income (Loss) from Investment Operations ........          1.88              1.61               2.71            (1.60)
                                                                 --------          --------           --------         --------

Less Distributions:
    Dividends from net investment income ..................          0.00              0.00              (0.02)            0.00
    Distributions from capital gains ......................         (0.78)            (0.18)             (0.05)            0.00
                                                                 --------          --------           --------         --------
    Total Distributions ...................................         (0.78)            (0.18)             (0.07)            0.00
                                                                 --------          --------           --------         --------

Net increase (decrease) in net asset value ................          1.10              1.43               2.64            (1.60)
                                                                 --------          --------           --------         --------

NET ASSET VALUE, END OF PERIOD ............................      $  16.07          $  14.97           $  13.54         $  10.90
                                                                 ========          ========           ========         ========

TOTAL RETURN** ............................................         13.11%            12.08%             24.89%          (12.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) .......................      $ 45,543          $ 29,171           $ 20,038         $ 13,849
Ratios to average net assets (+):
    Net investment income (loss) including reimbursement...          1.08%*            0.00%             (0.11)%           0.15%*
    Operating expenses including reimbursement ............          1.40%*            1.40%              1.40%            1.40%*
Portfolio turnover rate** .................................            35%               58%                56%              10%

+   The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.

    Had such actions not been taken, the ratios would have been as follows:
    Net investment income (loss) ..........................         (0.25)%*          (0.50)%            (0.85)%          (3.32)%*
    Operating Expenses.....................................          1.73%*            1.90%              2.14%            4.87%*

                       See Notes to Financial Statements                     35

FINANCIAL HIGHLIGHTS                                 UNDISCOVERED MANAGERS FUNDS

For a Share Outstanding Throughout the Periods.

                                                                                          SMALL CAP VALUE FUND
                                                                                  ------------------------------------
                                                                                            INVESTOR CLASS(7)
                                                                                  ------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                  FEBRUARY 28, 2001        YEAR ENDED
                                                                                     (UNAUDITED)        AUGUST 31, 2000
                                                                                  -----------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................    $         14.89      $         13.52
Income from Investment Operations:

        Net investment income (loss) ..........................................              (0.02)               (0.06)
        Net realized and unrealized gain (loss)
             on investments and securities sold short .........................               1.86                 1.61
                                                                                   ---------------      ---------------
        Total Income (Loss) from Investment Operations ........................               1.84                 1.55
                                                                                   ---------------      ---------------
Less Distributions:
        Dividends from net investment income ..................................               0.00                 0.00
        Distributions from capital gains ......................................              (0.78)               (0.18)
                                                                                   ---------------      ---------------
        Total Distributions ...................................................              (0.78)               (0.18)
                                                                                   ---------------      ---------------

Net increase (decrease) in net asset value ....................................               1.06                 1.37
                                                                                   ---------------      ---------------

NET ASSET VALUE, END OF PERIOD ................................................    $         15.95      $         14.89
                                                                                   ===============      ===============

TOTAL RETURN** ................................................................              12.90%               11.65%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................................    $         6,610      $         5,179
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ..................              (0.29)%*             (0.48)%
        Operating expenses including reimbursement ............................               1.75%*               1.75%
Portfolio turnover rate** .....................................................                 35%                  58%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
              Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..........................................              (0.62)%*             (1.10)%
        Operating Expenses ....................................................               2.08%*               2.37%

                                                                                          SMALL CAP VALUE FUND
                                                                                  ------------------------------------
                                                                                            INVESTOR CLASS(7)
                                                                                  ------------------------------------
                                                                                      YEAR ENDED          YEAR ENDED
                                                                                  AUGUST 31, 1999       AUGUST 31, 1998
                                                                                  -----------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................    $         10.91     $         13.45
Income from Investment Operations:

        Net investment income (loss) ..........................................              (0.07)               0.00(A)
        Net realized and unrealized gain (loss)
             on investments and securities sold short .........................               2.74               (2.54)
                                                                                   ---------------     ---------------
        Total Income (Loss) from Investment Operations ........................               2.67               (2.54)
                                                                                   ---------------     ---------------
Less Distributions:
        Dividends from net investment income ..................................              (0.01)               0.00
        Distributions from capital gains ......................................              (0.05)               0.00
                                                                                   ---------------     ---------------
        Total Distributions ...................................................              (0.06)               0.00
                                                                                   ---------------     ---------------

Net increase (decrease) in net asset value ....................................               2.61               (2.54)
                                                                                   ---------------     ---------------

NET ASSET VALUE, END OF PERIOD ................................................    $         13.52     $         10.91
                                                                                   ===============     ===============

TOTAL RETURN** ................................................................              24.51%             (18.88)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................................    $           957     $            31
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ..................              (0.50)%              0.15%*
        Operating expenses including reimbursement ............................               1.75%               1.40%*
Portfolio turnover rate** .....................................................                 56%                 10%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
              Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..........................................              (1.43)%             (3.67)%*
        Operating Expenses ....................................................               2.68%               5.22%*

----------
 *   Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(13) The Fund commenced investment operations on Octber 2, 2000.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expense on securities sold short for the six months ended February 28, 2001, the year ended August 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses including reimbursement to average net assets for the six months ended February 28, 2001 and year ended August 31, 2000 would have been 2.00%. The ratio for the period ended August 31, 1999 would be unchanged.

(C) On December 27, 2000, the Hidden Value Fund ceased offering Investor Class shares.

(D) On October 20, 2000, the Core Equity Fund ceased offering Investor Class shares. Per share data is calculated based upon the average shares outstanding during the period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

36                      See Notes to Financial Statements

                                                                                          SMALL CAP VALUE FUND
                                                                      ----------------------------------------------------------
                                                                                               C CLASS(8)
                                                                      ----------------------------------------------------------
                                                                      SIX MONTHS ENDED
                                                                      FEBRUARY 28, 2001        YEAR ENDED          PERIOD ENDED
                                                                         (UNAUDITED)         AUGUST 31, 2000     AUGUST 31, 1999
                                                                      -----------------      ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $           14.78      $         13.51     $         13.86
Income from Investment Operations:

        Net investment income (loss) ..............................               (0.07)               (0.17)              (0.03)
        Net realized and unrealized gain (loss)
             on investments and securities sold short .............                1.85                 1.62               (0.32)
                                                                      -----------------      ---------------     ---------------
        Total Income (Loss) from Investment Operations ............                1.78                 1.45               (0.35)
                                                                      -----------------      ---------------     ---------------
Less Distributions:
        Dividends from net investment income ......................                0.00                 0.00                0.00
        Distributions from capital gains ..........................               (0.78)               (0.18)               0.00
                                                                      -----------------      ---------------     ---------------
        Total Distributions .......................................               (0.78)               (0.18)               0.00
                                                                      -----------------      ---------------     ---------------

Net increase (decrease) in net asset value ........................                1.00                 1.27               (0.35)
                                                                      -----------------      ---------------     ---------------

NET ASSET VALUE, END OF PERIOD ....................................   $           15.78      $         14.78     $         13.51
                                                                      =================      ===============     ===============

TOTAL RETURN** ....................................................               12.59%               10.91%              (2.53)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...............................   $             945      $           420     $           117
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ......               (0.95)%*             (1.23)%             (0.97)%*
        Operating expenses including reimbursement ................                2.40%*               2.40%               2.31%*
Portfolio turnover rate** .........................................                  35%                  58%                 56%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..............................              (1.26)%*             (2.08)%             (2.19)%*
        Operating Expenses ........................................               2.71%*               3.25%               3.53%*

                                                                                             HIDDEN VALUE FUND(C)
                                                                                   --------------------------------------
                                                                                            INSTITUTIONAL CLASS(1)
                                                                                   --------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                   FEBRUARY 28, 2001        YEAR ENDED
                                                                                      (UNAUDITED)         AUGUST 31, 2000
                                                                                   -----------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................   $           12.50      $         12.48
Income from Investment Operations:

        Net investment income (loss) ...........................................                0.04                 0.11
        Net realized and unrealized gain (loss)
             on investments and securities sold short ..........................                0.69                 0.58
                                                                                   -----------------      ---------------
        Total Income (Loss) from Investment Operations .........................                0.73                 0.69
                                                                                   -----------------      ---------------
Less Distributions:
        Dividends from net investment income ...................................               (0.07)               (0.08)
        Distributions from capital gains .......................................               (0.44)               (0.59)
                                                                                   -----------------      ---------------
        Total Distributions ....................................................               (0.51)               (0.67)
                                                                                   -----------------      ---------------

Net increase (decrease) in net asset value .....................................                0.22                 0.02
                                                                                   -----------------      ---------------

NET ASSET VALUE, END OF PERIOD .................................................   $           12.72      $         12.50
                                                                                   =================      ===============

TOTAL RETURN** .................................................................                6.23%                5.99%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ............................................   $           5,633      $         5,381
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ...................                0.69%*               1.10%
        Operating expenses including reimbursement .............................                1.30%*               1.30%
Portfolio turnover rate** ......................................................                  23%                 112%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ...........................................               (0.90)%*             (1.45)%
        Operating Expenses .....................................................                2.89%*               3.85%

                                                                                           HIDDEN VALUE FUND(C)
                                                                                   -----------------------------------
                                                                                          INSTITUTIONAL CLASS(1)
                                                                                   -----------------------------------

                                                                                      YEAR ENDED         PERIOD ENDED
                                                                                   AUGUST 31, 1999     AUGUST 31, 1998
                                                                                   ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................   $          9.76     $         12.50
Income from Investment Operations:

        Net investment income (loss) ...........................................              0.06                0.03
        Net realized and unrealized gain (loss)
             on investments and securities sold short ..........................              2.86               (2.77)
                                                                                   ---------------     ---------------
        Total Income (Loss) from Investment Operations .........................              2.92               (2.74)
                                                                                   ---------------     ---------------
Less Distributions:
        Dividends from net investment income ...................................             (0.08)               0.00
        Distributions from capital gains .......................................             (0.12)               0.00
                                                                                   ---------------     ---------------
        Total Distributions ....................................................             (0.20)               0.00
                                                                                   ---------------     ---------------

Net increase (decrease) in net asset value .....................................              2.72               (2.74)
                                                                                   ---------------     ---------------

NET ASSET VALUE, END OF PERIOD .................................................   $         12.48     $          9.76
                                                                                   ===============     ===============

TOTAL RETURN** .................................................................             30.11%             (21.92)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ............................................   $         1,628     $           925
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ...................              0.45%               0.58%*
        Operating expenses including reimbursement .............................              1.30%               1.30%*
Portfolio turnover rate** ......................................................                74%                 74%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ...........................................             (4.18)%            (15.16)%*
        Operating Expenses .....................................................              5.93%              17.04%*

                       See Notes to Financial Statements                    37

FINANCIAL HIGHLIGHTS                                UNDISCOVERED MANAGERS FUNDS

For a Share Outstanding Throughout the Periods.

                                                                                           CORE EQUITY FUND(D)
                                                                                  ---------------------------------------
                                                                                          INSTITUTIONAL CLASS(1)
                                                                                  ---------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                  FEBRUARY 28, 2001        YEAR ENDED
                                                                                     (UNAUDITED)         AUGUST 31, 2000
                                                                                  -----------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................   $           14.77      $         15.33
Income from Investment Operations:
        Net investment income (loss) ..........................................                0.06                 0.16
        Net realized and unrealized gain (loss)
             on investments and securities sold short .........................                0.44                (0.56)
                                                                                  -----------------      ---------------
        Total Income (Loss) from Investment Operations ........................                0.50                (0.40)
                                                                                  -----------------      ---------------
Less Distributions:
        Dividends from net investment income ..................................               (0.20)               (0.16)
        Distributions from capital gains ......................................                0.00                 0.00
                                                                                  -----------------      ---------------
        Total Distributions ...................................................               (0.20)               (0.16)
                                                                                  -----------------      ---------------

Net increase (decrease) in net asset value ....................................                0.30                (0.56)
                                                                                  -----------------      ---------------

NET ASSET VALUE, END OF PERIOD ................................................   $           15.07      $         14.77
                                                                                  =================      ===============

TOTAL RETURN** ................................................................                3.42%               (2.67)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................................   $           3,360      $         4,788
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ..................                0.78%*               1.08%
        Operating expenses including reimbursement ............................                0.99%*               0.99%
Portfolio turnover rate** .....................................................                   7%                  34%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
              Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..........................................               (2.29)%*             (1.54)%
        Operating Expenses ....................................................                4.06%*               3.61%

                                                                                         CORE EQUITY FUND(D)
                                                                                  -----------------------------------
                                                                                        INSTITUTIONAL CLASS(1)
                                                                                  -----------------------------------
                                                                                     YEAR ENDED         PERIOD ENDED
                                                                                  AUGUST 31, 1999     AUGUST 31, 1998
                                                                                  ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................   $         12.75     $         12.50
Income from Investment Operations:
        Net investment income (loss) ..........................................              0.14                0.05
        Net realized and unrealized gain (loss)
             on investments and securities sold short .........................              2.52                0.20
                                                                                  ---------------     ---------------
        Total Income (Loss) from Investment Operations ........................              2.66                0.25
                                                                                  ---------------     ---------------
Less Distributions:
        Dividends from net investment income ..................................             (0.08)               0.00
        Distributions from capital gains ......................................              0.00                0.00
                                                                                  ---------------     ---------------
        Total Distributions ...................................................             (0.08)               0.00
                                                                                  ---------------     ---------------

Net increase (decrease) in net asset value ....................................              2.58                0.25
                                                                                  ---------------     ---------------

NET ASSET VALUE, END OF PERIOD ................................................   $         15.33     $         12.75
                                                                                  ===============     ===============

TOTAL RETURN** ................................................................             20.92%               2.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................................   $         4,562     $         1,295
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ..................              0.90%               1.18%*
        Operating expenses including reimbursement ............................              0.99%               0.99%*
Portfolio turnover rate** .....................................................                15%                 46%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
        Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..........................................             (1.25)%            (16.23)%*
        Operating Expenses ....................................................              3.14%              18.40%*

----------

 *   Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(13) The Fund commenced investment operations on Octber 2, 2000.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expense on securities sold short for the six months ended February 28, 2001, the year ended August 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses including reimbursement to average net assets for the six months ended February 28, 2001 and year ended August 31, 2000 would have been 2.00%. The ratio for the period ended August 31, 1999 would be unchanged.

(C) On December 27, 2000, the Hidden Value Fund ceased offering Investor Class shares.

(D) On October 20, 2000, the Core Equity Fund ceased offering Investor Class shares.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

38                     See Notes to Financial Statements

                                                                                             CORE EQUITY FUND
                                                                                  --------------------------------------
                                                                                                C CLASS(11)
                                                                                  --------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                  FEBRUARY 28, 2001        YEAR ENDED
                                                                                     (UNAUDITED)         AUGUST 31, 2000
                                                                                  -----------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................   $           14.66      $         15.21
Income from Investment Operations:
        Net investment income (loss) ..........................................               (0.02)                0.06
        Net realized and unrealized gain (loss)
             on investments and securities sold short .........................                0.44                (0.51)
                                                                                  -----------------      ---------------
        Total Income (Loss) from Investment Operations ........................                0.42                (0.45)
                                                                                  -----------------      ---------------
Less Distributions:
        Dividends from net investment income ..................................               (0.11)               (0.10)
        Distributions from capital gains ......................................                0.00                 0.00
                                                                                  -----------------      ---------------
        Total Distributions ...................................................               (0.11)               (0.10)
                                                                                  -----------------      ---------------

Net increase (decrease) in net asset value ....................................                0.31                (0.55)
                                                                                  -----------------      ---------------

NET ASSET VALUE, END OF PERIOD ................................................   $           14.97      $         14.66
                                                                                  =================      ===============

TOTAL RETURN** ................................................................                2.92%               (3.58)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................................   $              70      $            59
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ..................               (0.21)%*              0.42%
        Operating expenses including reimbursement ............................                1.99%*               1.99%
Portfolio turnover rate** .....................................................                   7%                  34%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
              Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..........................................               (3.36)%*             (4.82)%
        Operating Expenses ....................................................                5.14%*               7.23%

                                                                                  CORE EQUITY FUND       SMALL CAP GROWTH FUND
                                                                                  ----------------      -----------------------
                                                                                     C CLASS(11)        INSTITUTIONAL CLASS(13)
                                                                                  ----------------      -----------------------
                                                                                    PERIOD ENDED           FEBRUARY 28, 2001
                                                                                  AUGUST 31, 1999             (UNAUDITED)
                                                                                  ---------------       -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................   $         15.31          $         12.50
Income from Investment Operations:
        Net investment income (loss) ..........................................              0.00(A)                 (0.03)
        Net realized and unrealized gain (loss)
             on investments and securities sold short .........................             (0.10)                   (3.37)
                                                                                  ---------------          ---------------
        Total Income (Loss) from Investment Operations ........................             (0.10)                   (3.40)
                                                                                  ---------------          ---------------
Less Distributions:
        Dividends from net investment income ..................................              0.00                     0.00
        Distributions from capital gains ......................................              0.00                     0.00
                                                                                  ---------------          ---------------
        Total Distributions ...................................................              0.00                     0.00
                                                                                  ---------------          ---------------

Net increase (decrease) in net asset value ....................................             (0.10)                   (3.40)
                                                                                  ---------------          ---------------

NET ASSET VALUE, END OF PERIOD ................................................   $         15.21          $          9.10
                                                                                  ===============          ===============

TOTAL RETURN** ................................................................             (0.65)%                 (27.20)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................................   $             5          $        18,626
Ratios to average net assets(+):
        Net investment income (loss) including reimbursement ..................             (0.88)%*                 (0.63)%*
        Operating expenses including reimbursement ............................              1.99%*                   1.20%*
Portfolio turnover rate** .....................................................                15%                      66%
+       The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
              Adviser, or both.
        Had such actions not been taken, the ratios would have been as follows:
        Net investment income (loss) ..........................................             (1.84)%*                  1.81%*
        Operating Expenses ....................................................              2.95%*                  (1.24)%*

                       See Notes to Financial Statements                     39

FINANCIAL HIGHLIGHTS

                                                     UNDISCOVERED MANAGERS FUNDS

For a Share Outstanding Throughout the Periods.

                                                                                    INTERNATIONAL SMALL CAP EQUITY FUND
                                                                          ------------------------------------------------------
                                                                                            INSTITUTIONAL CLASS(6)
                                                                          ------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          FEBRUARY 28, 2001       YEAR ENDED       PERIOD ENDED
                                                                             (UNAUDITED)       AUGUST 31, 2000   AUGUST 31, 1999
                                                                          -----------------    ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................................  $           23.46    $         15.13   $         12.50
Income from Investment Operations:
    Net investment income (loss) .......................................              (0.10)             (0.15)            (0.02)
    Net realized and unrealized gain (loss)
        on investments and securities sold short .......................              (6.57)              8.68              2.65
                                                                          -----------------    ---------------   ---------------
    Total Income (Loss) from Investment Operations .....................              (6.67)              8.53              2.63
                                                                          -----------------    ---------------   ---------------
Less Distributions:
    Dividends from net investment income ...............................               0.00               0.00              0.00
    Distributions from capital gains ...................................              (0.99)             (0.20)             0.00
                                                                          -----------------    ---------------   ---------------
    Total Distributions ................................................              (0.99)             (0.20)             0.00
                                                                          -----------------    ---------------   ---------------

Net increase (decrease) in net asset value .............................              (7.66)              8.33              2.63
                                                                          -----------------    ---------------   ---------------

NET ASSET VALUE, END OF PERIOD .........................................  $           15.80    $         23.46   $         15.13
                                                                          =================    ===============   ===============

TOTAL RETURN** .........................................................             (28.57)%            56.70%            21.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ....................................  $          17,002    $        20,977   $         6,768
Ratios to average net assets (+): ......................................                                                       .
    Net investment income (loss) including reimbursement ...............              (1.11)%*           (0.65)%           (0.22)%*
    Operating expenses including reimbursement .........................               1.60%*             1.60%             1.60%*
Portfolio turnover rate** ..............................................                  6%                20%               52%
+   The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
    Had such actions not been taken, the ratios would have been as follows:
    Net investment income (loss) .......................................              (1.52)%*           (1.23)%           (2.35)%*
    Operating Expenses .................................................               2.01%*             2.18%             3.73%*

----------
 *   Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(13) The Fund commenced investment operations on October 2, 2000.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expense on securities sold short for the six months ended February 28, 2001, the year ended August 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses including reimbursement to average net assets for the six months ended February 28, 2001 and year ended August 31, 2000 would have been 2.00%. The ratio for the period ended August 31, 1999 would be unchanged.

(C) On December 27, 2000, the Hidden Value Fund ceased offering Investor Class shares.

(D) On October 20, 2000, the Core Equity Fund ceased offering Investor Class shares.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

40                     See Notes to Financial Statements

                                                                                   INTERNATIONAL EQUITY FUND
                                                                    ------------------------------------------------------------
                                                                                      INSTITUTIONAL CLASS(6)
                                                                    ------------------------------------------------------------
                                                                    SIX MONTHS ENDED
                                                                    FEBRUARY 28, 2001         YEAR ENDED           PERIOD ENDED
                                                                       (UNAUDITED)         AUGUST 31, 2000       AUGUST 31, 1999
                                                                    -----------------      ---------------       ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................. $           17.87      $         14.13       $         12.50
Income from Investment Operations:
    Net investment income (loss) ..................................             (0.05)                0.00(A)               0.09
    Net realized and unrealized gain (loss)
       on investments and securities sold short ...................             (3.04)                3.99                  1.54
                                                                    -----------------      ---------------       ---------------
    Total Income (Loss) from Investment Operations ................             (3.09)                3.99                  1.63
                                                                    -----------------      ---------------       ---------------
Less Distributions:
    Dividends from net investment income ..........................              0.00                (0.25)                 0.00
    Distributions from capital gains ..............................             (1.26)                0.00                  0.00
                                                                    -----------------      ---------------       ---------------
    Total Distributions ...........................................             (1.26)               (0.25)                 0.00
                                                                    -----------------      ---------------       ---------------

Net increase (decrease) in net asset value ........................             (4.35)                3.74                  1.63
                                                                    -----------------      ---------------       ---------------

NET ASSET VALUE, END OF PERIOD .................................... $           13.52      $         17.87       $         14.13
                                                                    =================      ===============       ===============

TOTAL RETURN** ....................................................            (17.84)%              28.26%                13.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...............................             8,717      $        16,427       $         5,566
Ratios to average net assets(+):
    Net investment income (loss) including reimbursement ..........             (0.55)%*             (0.02)%                1.08%*
    Operating expenses including reimbursement ....................              1.45%*               1.45%                 1.45%*
Portfolio turnover rate** .........................................                26%                  24%                   10%
+   The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
    Had such actions not been taken, the ratios would have been as follows:
    Net investment income (loss) ..................................             (1.45)%*             (0.92)%               (1.07)%*
    Operating Expenses ............................................              2.35%*               2.35%                 3.60%*

                                                                                        INTERNATIONAL EQUITY FUND
                                                                                  --------------------------------------
                                                                                                C CLASS(12)
                                                                                  --------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                  FEBRUARY 28, 2001        PERIOD ENDED
                                                                                      (UNAUDITED)        AUGUST 31, 2000
                                                                                  -----------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................   $           17.71      $         14.21
Income from Investment Operations:
    Net investment income (loss) ..............................................               (0.12)               (0.14)
    Net realized and unrealized gain (loss)
        on investments and securities sold short ..............................               (3.01)                3.89
                                                                                  -----------------      ---------------
    Total Income (Loss) from Investment Operations ............................               (3.13)                3.75
                                                                                  -----------------      ---------------
Less Distributions:
    Dividends from net investment income ......................................                0.00                (0.25)
    Distributions from capital gains ..........................................               (1.26)                0.00
                                                                                  -----------------      ---------------
    Total Distributions .......................................................               (1.26)               (0.25)
                                                                                  -----------------      ---------------

Net increase (decrease) in net asset value ....................................               (4.39)                3.50


NET ASSET VALUE, END OF PERIOD ................................................   $           13.32      $         17.71
                                                                                  =================      ===============


TOTAL RETURN** ................................................................              (18.24)%              26.40%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................................   $             100      $           121
Ratios to average net assets(+):
    Net investment income (loss) including reimbursement ......................               (1.55)%*             (0.83)%*
    Operating expenses including reimbursement ................................                2.45%*               2.45%*
Portfolio turnover rate** .....................................................                  26%                  24%
+   The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.
    Had such actions not been taken, the ratios would have been as follows:
    Net investment income (loss) ..............................................               (2.52)%*             (2.37)%*
    Operating Expenses ........................................................                3.42%*               3.99%*

                       See Notes to Financial Statements                     41

NOTES TO FINANCIAL STATEMENTS                        UNDISCOVERED MANAGERS FUNDS

February 28, 2001 (Unaudited)

1.       ORGANIZATION

Undiscovered Managers Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of February 28, 2001, the Trust consisted of eleven separately managed portfolios advised by Undiscovered Managers, LLC (the "Adviser"). The accompanying financial statements and financial highlights are those of Undiscovered Managers Behavioral Growth Fund ("Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund ("Behavioral Value Fund"), Undiscovered Managers Behavioral Long/Short Fund ("Behavioral Long/Short Fund"), Undiscovered Managers REIT Fund ("REIT Fund"), Undiscovered Managers Special Small Cap Fund ("Special Small Cap Fund"), Undiscovered Managers Small Cap Value Fund ("Small Cap Value Fund"), Undiscovered Managers Hidden Value Fund ("Hidden Value Fund"), Undiscovered Managers Core Equity Fund ("Core Equity Fund"), UM Small Cap Growth Fund ("Small Cap Growth Fund"), UM International Small Cap Equity Fund ("International Small Cap Equity Fund") and UM International Equity Fund ("International Equity Fund"), each a "Fund", and collectively, the "Funds". Each Fund is a diversified fund except for Special Small Cap Fund and REIT Fund, which are non-diversified.

Behavioral Growth Fund, REIT Fund, Small Cap Value Fund and International Equity Fund are authorized to issue three classes of shares (Institutional Class shares, Investor Class shares and Class C shares). Behavioral Long/Short Fund, Special Small Cap Fund, Hidden Value Fund, and International Small Cap Equity Fund are authorized to issue only Institutional Class shares. Behavioral Value Fund and Small Cap Growth Fund are authorized to offer only Institutional Class shares and Investor Class shares. Core Equity Fund offers only Institutional and Class C shares. Each share of a particular Fund represents an interest in the assets of the relevant Fund and has identical dividend, liquidation and other rights as the other shares of the Fund. Each share of a Fund has one vote, with fractional shares voting proportionally. All Trust shares are entitled to vote will vote together irrespective of Fund or class. When the right of a particular Fund or class would be adversely affected by the vote, a separate vote of that Fund or class will be required to decide the question. Each class of shares bears its own proportional share of fund level expenses with the Investor Class and Class C shares bearing a service and distribution fee.

2.       SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Domestic and foreign investments in securities (including securities sold short) which are traded on a recognized stock exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, or in the case of over-the-counter securities not traded on a recognized stock exchange or on the NASDAQ National Market System, at the last bid price (last ask price for securities sold short). Short-term obligations that mature in sixty days or less are valued at amortized cost, which approximates market value. All other securities for which market quotations are not readily available (including restricted securities, if any) and all other assets are appraised at their fair value as determined in good faith by the Board of Trustees of the Trust (the "Board"), although the actual calculations may be made by persons acting pursuant to the direction of the Board.

Securities Sold Short: The Behavioral Long/Short Fund formerly entered into short sales. A short sale involves selling a security which the Fund does not own. This requires the borrowing of shares from a broker. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date.

The Fund is required to establish a margin account with the broker lending the security short. While the short sale is outstanding, the broker retains the proceeds of the short sale. This interest-bearing amount is shown as deposit with the broker for securities sold short in the financial statements. As collateral for the securities sold short, the Fund must maintain an account consisting of cash and/or securities having a value at least equaling the current market value of such securities sold short.

                                                   February 28, 2001 (Unaudited)

Foreign Currency Translation: The books and records of each Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities for International Small Cap Equity Fund and International Equity Fund are translated into U.S. dollars at the exchange rates prevailing at the end of each business day, and purchases and sales of investment securities, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses on investments, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation/(depreciation) on investments. Net realized and unrealized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Forward Foreign Currency Exchange Contracts: The International Small Cap Equity Fund and International Equity Fund may participate in forward currency exchange contracts, but such participation will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of the default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method on the date that security is sold. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

Classes: For each Fund, any class-specific expenses are borne by the relevant class. Income, non-class specific expenses and realized and unrealized gains (losses) are allocated to the respective classes on the basis of relative net assets.

Expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated based upon the relative net assets of each Fund.

Cash: The Funds' uninvested cash balances are swept daily into interest-bearing accounts at the custodial bank.

Organization Costs: Organization costs are being amortized on a straight-line basis over five years for Behavioral Growth Fund, REIT Fund, Special Small Cap Fund, Small Cap Value Fund, Hidden Value Fund and Core Equity Fund.

NOTES TO FINANCIAL STATEMENTS                        UNDISCOVERED MANAGERS FUNDS

February 28, 2001 (Unaudited)

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The value of the collateral is monitored daily.

3.       INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION AND OTHER FEES

For each Fund, the Trust and the Adviser are parties to a management agreement under which the Adviser provides services for a fee, computed daily and paid at least quarterly, at the following annual percentage rates based on the average daily net assets of each Fund: 0.95% for the Behavioral Growth Fund, 1.05% for the Behavioral Value Fund, 1.55% for the Behavioral Long/Short Fund, 1.05% for the REIT Fund, 0.65% to 1.65% (depending on the investment performance of the Fund) for the Special Small Cap Fund, 1.05% for the Small Cap Value Fund, 0.95% for the Hidden Value Fund, 0.74% for the Core Equity Fund, 0.95% for the Small Cap Growth Fund, 1.15% for the International Small Cap Equity Fund and 0.95% for the International Equity Fund.

Effective December 29, 1998, the advisory fee rate for the Special Small Cap Fund began to vary depending on the investment performance of the Fund. The applicable fee rate is determined by adding to (or subtracting from) 1.15%, one-fifth of the number of basis points by which the total return of the Fund (excluding expenses) during the one-year period ending at the end of a calendar quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. For the six months ended Febrary 28, 2001, the advisory fee was accrued at the rate of 1.28%.

The Adviser has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class, Investor Class and C Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes, dividends on securities sold short, if any, and extraordinary expenses) to the following annual percentage rates of the average daily net assets of such Fund's Institutional Class, Investor Class and C Class shares, respectively, subject to the obligation of each class of a Fund to repay the Adviser such class's deferred fees and expenses in future years, if any, when such class's expenses (exclusive of brokerage costs, interest, taxes, dividends on securities sold short, if any, and extraordinary expenses), fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses (exclusive of brokerage costs, interest, taxes, dividends on securities sold short, if any, and extraordinary expenses), in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred prior to December 28, 1999, the Fund's repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.30%, 1.65% and 2.30% for the Behavioral Growth Fund's Institutional Class, Investor Class and C Class shares, respectively; 1.40% and 1.75% for the Behavioral Value Fund's Institutional Class and Investor Class shares, respectively; 2.00% for the Behavioral Long/Short Fund's Institutional Class shares; 1.40%, 1.75% and 2.40% for the REIT Fund's Institutional Class, Investor Class and C Class shares, respectively; the sum of 0.55% plus the advisory fee rate for the year in question for the Special Small Cap Fund's Institutional Class shares; 1.40%, 1.75% and 2.40% for the Small Cap Value Fund's Institutional Class, Investor Class and C Class shares, respectively; 1.30% for the Hidden Value Fund's Institutional Class shares; 0.99% and 1.99% for the Core Equity Fund's Institutional Class and C Class shares, respectively; 1.20% and 1.55% for the Small Cap Growth Fund's Institutional Class and Investor Class shares, respectively; 1.60% for the International Small Cap Equity Fund's Institutional Class shares; and 1.45%, 1.80% and 2.45% for the International Equity Fund's Institutional Class, Investor Class and C Class shares, respectively. Prior to December 29, 1998, the Special Small Cap Fund's maximum stated percentage rate was 1.70%.

For the six months ended February 28, 2001, the Adviser reduced its fees and bore expenses pursuant to this contractual obligation in the aggregate amounts of $135,241, $47,342, $30,479, $69,775, $35,679, $68,009, $41,607, $64,549,
$26,574, $34,883 and $52,993, for the Behavioral Growth Fund, the Behavioral Value Fund, the Behavioral Long/Short Fund, the REIT Fund, the Special Small Cap Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund, the Small Cap

                                                   February 28, 2001 (Unaudited)

Growth Fund, the International Small Cap Equity Fund and the International Equity Fund, respectively, of which such amounts are subject to recoupment through the end of the Trust's fiscal year ending August 31, 2004.

The Adviser has entered into various sub-advisory agreements pursuant to which the Adviser shall pay each sub-adviser an annual fee at the following rates:

                                                                                FEE RATE AS % OF FUND'S
FUND                                SUB-ADVISER                                 AVERAGE DAILY NET ASSETS
--------------------------          --------------------------------            -------------------------------
Behavioral Growth Fund              Fuller & Thaler Asset                       0.60% of the first $200 million
                                    Management, Inc.                            0.55% of the next $100 million
                                                                                0.50% in excess of $300 million

Behavioral Value Fund               Fuller & Thaler Asset                       0.70% of the first $200 million
                                    Management, Inc.                            0.65% of the next $100 million
                                                                                0.60% in excess of $300 million

Behavioral Long/Short Fund          Fuller & Thaler Asset                       1.20% of the first $200 million
                                    Management, Inc.                            1.15% of the next $100 million
                                                                                1.10% in excess of $300 million

REIT Fund                           Bay Isle Financial Corporation              0.70% of the first $200 million
                                                                                0.65% of the next $100 million
                                                                                0.60% in excess of $300 million

Special Small Cap Fund              Kestrel Investment                          0.30% - 1.30%*
                                    Management Corporation

Small Cap Value Fund                J.L. Kaplan Associates, LLC                 0.70% of the first $200 million
                                                                                0.65% of the next $100 million
                                                                                0.60% in excess of $300 million

Hidden Value Fund                   J.L. Kaplan Associates, LLC                 0.60% of the first $200 million
                                                                                0.55% of the next $100 million
                                                                                0.50% in excess of $300 million

Core Equity Fund                    Waite & Associates, LLC                     0.40% of the first $200 million
                                                                                0.35% of the next $100 million
                                                                                0.30% in excess of $300 million

Small Cap Growth Fund               Mazama Capital Management, Inc.             0.60% of the first $200 million
                                                                                0.55% of the first $100 million
                                                                                0.50% in excess of $300 million

International Small Cap             Nordea Securities, Inc.                     0.80% of the first $200 million
Equity Fund                                                                     0.75% of the next $100 million
                                                                                0.70% in excess of $300 million

International Equity Fund           Nordea Securities, Inc.                     0.60% of the first $200 million
                                                                                0.55% of the next $100 million
                                                                                0.50% in excess of $300 million

----------
* Sub-advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund.

NOTES TO FINANCIAL STATEMENTS                        UNDISCOVERED MANAGERS FUNDS

February 28, 2001 (Unaudited)

The Trust and the Adviser have entered into an Administrative Services Agreement, pursuant to which the Adviser has agreed to provide each Fund all administrative services. Under the Administrative Services Agreement, each Fund pays the Adviser a monthly fee at the annual rate of 0.25% of the Fund's average net asset value.

The Trust has adopted a Service and Distribution Plan with respect to its Investor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investor Class 12b-1 Plan"). Under the Investor Class 12b-1 Plan, the Trust may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Investor Class 12b-1 Plan with respect to each Fund authorized to issue Investor Class shares will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares.

The Trust has also adopted a Service and Distribution Plan with respect to its C Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "C Class 12b-1 Plan"). Under the C Class 12b-1 Plan, the Trust may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of C Class shares of the Trust and (ii) providing additional personal services to the Trust's C Class shareholders and/or for the maintenance of C Class shareholder accounts. On an annual basis, the aggregate amount of fees under C Class 12b-1 Plan with respect to each Fund authorized to issue C Class shares will not exceed 1.00% of the Fund's average daily net assets attributable to its C Class shares.

Prior to its implementation of the Investor Class 12b-1 Plan, each Fund authorized to issue Investor Class shares, except the REIT Fund, had a Shareholder Servicing Plan relating to such shares (the "Shareholder Servicing Plan"). Pursuant to the Shareholder Servicing Plan, the Trust, on behalf of the Investor Class shares of each Fund, paid to the Adviser, as the shareholder servicing agent of the Investor Class shares of the Funds, or such other entity as from time to time acts as the shareholder servicing agent of such Investor Class shares (the "Servicing Agent"), a fee for services rendered and expenses borne by the Servicing Agent in connection with the provision of certain services provided to Investor Class shareholders, at an annual rate not to exceed 0.35% of a Fund's average daily net assets attributable to such Fund's Investor Class shares.

The Bank of New York is the custodian for all the Funds except for the Behavioral Long/Short Fund. The Behavioral Long/Short Fund's custodian is Custodial Trust Company. Provident Distributors, Inc. acts as the distributor for the Funds.

4.       DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to all Funds, dividends from net investment income, if any, are distributed annually and net realized capital gains from investment transactions, if any, are normally distributed to shareholders annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and capital gain distributions are determined in accordance with income tax requirements which may differ from generally accepted accounting principles. To the extent the differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These reclassifications have no effect upon net assets or net asset values.

5.       TRUSTEES' COMPENSATION

Certain officers of the Trust are also officers and directors of the Adviser. The Trust does not compensate its officers or its Trustees who are affiliated with the Adviser. The Trust pays each unaffiliated trustee an annual retainer of $10,000. Each unaffiliated Trustee may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that would have resulted had the fees been invested in one or more of the Funds (selected in advance by the Trustee) on the normal payment date for such fees. The Trust did not compensate any officer of the Trust during the Trust's six months ended February 28, 2001.

                                                   February 28, 2001 (Unaudited)

6.       INVESTMENT TRANSACTIONS

Aggregate purchases and proceeds from sales of investment securities (other than U.S. Government Obligations and short-term investments) for the six months ended February 28, 2001 were:

                                                   AGGREGATE                        PROCEEDS
FUND                                               PURCHASES                       FROM SALES
---------------------------------------           -----------                     ------------
Behavioral Growth Fund                            $97,852,987                     $112,676,320
Behavioral Value Fund                              11,695,170                        4,127,102
Behavioral Long/Short Fund                          2,445,788                        6,156,453
Behavioral Long/Short Fund - Short Sales            6,207,043                        2,542,161
REIT Fund                                          23,386,684                        6,857,250
Special Small Cap Fund                              2,134,090                        2,920,235
Small Cap Value Fund                               24,676,029                       13,541,420
Hidden Value Fund                                   1,157,758                        1,854,295
Core Equity Fund                                      285,879                        2,324,941
Small Cap Growth Fund                              25,092,647                        5,947,151
International Small Cap Equity Fund                 1,557,996                        1,051,468
International Equity Fund                           2,941,883                        8,029,251

The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities, net of securities sold short, as computed on a federal income tax basis, at February 28, 2001, for each Fund were as follows:

FUND                                      COST               APPRECIATION          (DEPRECIATION)       NET APP. (DEP)
-----------------------------------    ------------          ------------          --------------       --------------
Behavioral Growth Fund                 $150,871,032          $26,059,614           $ (31,455,336)        $ (5,395,722)
Behavioral Value Fund                    22,718,081            6,695,336              (1,675,934)           5,019,402
Behavioral Long/Short                       561,177                    0                       0                    0
REIT Fund                                56,813,396            6,823,694                 (95,585)           6,728,109
Special Small Cap Fund                   18,204,394            3,019,818              (1,673,258)           1,346,560
Small Cap Value Fund                     44,869,527            6,613,218              (2,800,056)           3,813,162
Hidden Value Fund                         4,699,078              556,333                (453,631)             102,702
Core Equity Fund                          2,776,115              572,958                (122,175)             450,783
Small Cap Growth Fund                    19,244,625            1,165,744              (2,649,776)          (1,484,032)
International Small Cap Equity Fund      17,718,607            1,924,690              (4,826,427)          (2,901,737)
International Equity Fund                 8,524,852              748,821                (918,991)            (170,170)

7.       CONCENTRATION OF RISK

Small Companies: All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

Real Estate Investment Trusts: The REIT Fund invests primarily in shares of companies in the real estate sector. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

Foreign Securities: The International Equity and International Small Cap Equity Funds invest primarily in foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers. These risks include re-valuation of currencies, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Additionally, there may be less available information about a foreign corporate or government issuer, securities of many foreign companies, governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTES TO FINANCIAL STATEMENTS                        UNDISCOVERED MANAGERS FUNDS

February 28, 2001 (Unaudited)

8.       TERMINATION OF FUND

On December 27, 2000, the All Cap Value Fund ceased investment activity and all shares were redeemed.

9.       SUBSEQUENT EVENTS

On February 6, 2001, the Trustees approved a resolution that actions be taken to
(1) cease the sale and the investment activity of Behavioral Long/Short Fund,
(2) cease the sale and the investment activity of Core Equity Fund, and (3) to cease the sale of the Class C shares by each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers REIT Fund, Undiscovered Managers Small Cap Value Fund, Undiscovered Managers Core Equity Fund and UM International Equity Fund.

On March 2, 2001, Behavioral Long/Short Fund ceased investment activity and all shares were redeemed. On March 15, 2001, Core Equity Fund ceased investment activity and all shares were redeemed. As of March 15, 2001, Class C shares are no longer offered and, on that date, all shares were redeemed.

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




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